TABLE OF CONTENTS
President's Letter.....................................................  1
INDEX PLUS FUNDS:
Investment Review......................................................  3
Portfolios of Investments:
 Aetna Index Plus Bond Fund............................................ 12
 Aetna Index Plus Large Cap Fund....................................... 14
 Aetna Index Plus Mid Cap Fund......................................... 20
 Aetna Index Plus Small Cap Fund....................................... 25
Statements of Assets and Liabilities................................... 32
Statements of Operations............................................... 34
Statements of Changes in Net Assets.................................... 36
Notes to Financial Statements.......................................... 44
Additional Information................................................. 49
Financial Highlights................................................... 50

                               PRESIDENT'S LETTER

Dear Fellow Shareholder,

Thank you for investing in the Aetna Series Fund, Inc. With nearly 9,000 mutual funds available in today's market, we appreciate your confidence in us.

A brief review of the economy over the past six months lends some interesting insights into the performance of financial markets. The U.S. economy grew at an astonishing annualized rate of 7.3% in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, as measured by real Gross Domestic Product. The pace of this wealth-induced growth, combined with other inflation concerns, has led the Federal Reserve to raise the Federal Funds rate by 0.75% since November to its current 6.00%, and the end is not yet in sight. Still, consumers remained confident about the economy, and economic statistics continued to show strength.

Equity markets experienced significant volatility but ended positively despite rising interest rates. Often extreme, this volatility plagued all facets of the stock market during the first four months of 2000, but was most noticeable in the technology sector. Domestic bonds produced positive returns despite interest rate increases by the Federal Reserve, and short-term interest rates moved higher than long-term interest rates.

The Fund and its advisor, Aeltus Investment Management, Inc., strive to continuously improve its products and services. Here are some highlights of our recent efforts:

  o AETNA PRINCIPAL PROTECTION FUND II enjoyed a successful offering, as investors committed nearly $130 million to the fund; AETNA PRINCIPAL PROTECTION FUND III is in its offering period until May 30, 2000. These innovative total-return funds offer investors downside protection - while providing investors the opportunity for upside market potential.

  o On December 22, 1999, Aeltus announced the acquisition of a minority equity interest in ELIJAH ASSET MANAGEMENT, LLC (EAM), headquartered in San Francisco. EAM is known as a skilled manager of specialized growth and technology funds.

  o AETNA TECHNOLOGY FUND was launched on March 1, 2000. Sub-advised by EAM, this fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the technology sector.

  o Your Board of Directors considered and agreed to submit to you a proposal (proxy) to LIQUIDATE FOUR FUNDS: Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, Aetna High Yield Fund and Aetna Index Plus Bond Fund. Proxy materials will be mailed to those of you in these funds on or about May 30, 2000, with a proposed liquidation date on or before September 1, 2000.

  o On March 31, five of our funds were recognized by Morningstar, Inc. with four and five star ratings.

This is merely a sample of some of the ways we have set out to fulfill our commitment to bringing you our best in products and services. Again, we very much appreciate and value your continued confidence in our funds and in Aeltus.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox
President
Aetna Series Fund, Inc.

A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

                                                      AETNA INDEX PLUS BOND FUND
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]

                              Aetna Index Plus              Lehman Brothers
                             Bond Fund (Class I)          Aggregate Bond Index
Feb-98                            10,000                         10,000
                                  10,075                         10,089
                                  10,277                         10,293
Oct-98                            10,549                         10,649
                                  10,717                         10,818
                                  10,651                         10,554
                                  10,465                         10,384
Oct-99                            10,612                         10,538
                                  10,525                         10,453
Apr-00                            10,769                         10,775



------------------------------------------
     Average Annual Total Returns
 for the period ended April 30, 2000*
------------------------------------------
                    1 Year       Inception
------------------------------------------
Class I              1.12%         3.37%
------------------------------------------
Class A:
      POP (1)        -2.08%        1.77%
      NAV (2)         0.97%        3.17%
------------------------------------------
Class B:
      w/CDSC (3)     -4.68%        1.04%
      NAV             0.09%        2.35%
------------------------------------------
Class C:
      w/CDSC (4)     -0.35%        2.56%
      NAV             0.37%        2.56%
------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For the period prior to the inception of Class B and Class C, the performance is calculated by using the performance of Class I since its inception date (02/04/98), adjusted for fees and expenses. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                           AETNA INDEX PLUS BOND FUND

HOW DID THE FUND PERFORM DURING THE PERIOD?

The Aetna Index Plus Bond Fund Class I shares generated a 1.48% total return, net of fund expenses, for the six month period ended April 30, 2000. The benchmark, Lehman Brothers Aggregate Bond Index(a), returned 1.42% for the same period.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUND?

With the economy growing at a torrid 7.3% pace in the fourth quarter of 1999 and 5.4% in the first quarter of 2000, combined with accelerating inflation indicators, market consensus expects the Federal Reserve Bank (the Fed) to continue increasing interest rates, thereby pushing up short-term yields. For the six-month period, the yield on the two-year Treasury increased 90 basis points while the yield on the five-year Treasury increased only 61 basis points. The longer end of the yield curve contin-

                                                      See Definition of Terms. 3
ues to be influenced by forecasts of reduced supply and Treasury buybacks, which have driven down the yield on the 30-year bond by 19 basis points over the period. (One basis point is equal to one hundredth of a percent, or 0.01%.)

Employment costs are increasing at the fastest rate in a decade and consumer inflation indicators show signs of accelerating. Combining this with strong economic growth, the increase in inflation has led to talk of a more aggressive Fed.

Asset-backed securities and mortgage-backed securities were the only investment grade sectors to outperform Treasuries, by a very modest 4 basis points and 2 basis points, respectively. A-rated corporate bonds underperformed Treasuries by 200 basis points, BBB-rated corporate bonds underperformed by 294 basis points, agency bonds by 92 basis points, and collateral mortgage-backed securities by 47 basis points.

WHAT INVESTMENTS INFLUENCED THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

Our overweight position in investment grade corporate bonds brought down returns, as corporates underperformed Treasuries. However, a concentration in shorter maturity corporates had a positive impact, as shorter maturity corporates handily outperformed longer maturity corporates, following the inverted yield curve.

A conservative posture within the corporate sector, favoring higher quality securities, paid off as lower quality corporates underperformed higher quality issues.

WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed will meet in the middle of May and it is a virtual certainty that they will raise rates again. Currently, the markets rate it a toss-up whether the increase will be 25 or 50 basis points. The higher option may be the final outcome should the economic data continue to show strong growth and rising inflation.

With spreads still close to historical wides, we are comfortable overweighting in totality across the higher quality sectors, mainly A- and above rated corporates. While we still don't think we will get back to historical averages any time soon due to credit concerns and other risk factors in the economy, we do think the risk/reward tradeoff is favorable for higher quality credits.
  Within the higher risk sectors (BBB-rated corporate bonds), we expect to stay defensive, with only modest exposure.

---------------------------------------
QUALITY RATINGS
---------------------------------------
AAA                               60.6%
AA                                 4.0%
A                                 24.6%
BBB                               10.1%
N/R*                               0.7%

---------------------------------------
MATURITY DISTRIBUTION
---------------------------------------
 0 - 1 years                       3.1%
 1 - 5 years                      28.2%
 5 - 10 years                     16.7%
10 - 20 years                     10.9%
20 + years                        41.1%

*The Not Rated (N/R) indication is used by securities rating services (such as Standard & Poor's or Moody's) and mercantile agencies (such as Dun & Bradstreet) to show that a security or a company has not been rated. It has neither negative nor positive implications.

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

4 See Definition of Terms.

                                                 AETNA INDEX PLUS LARGE CAP FUND
                                                               Growth of $10,000

[LINE CHART PLOT POINTS]


                              Aetna Index Plus
                               Large Cap Fund
                                 (Class I)             S&P 500 Index
Dec-96                             10,000                 10,000
                                   10,932                 10,763
                                   13,100                 12,879
Oct-97                             12,449                 12,396
                                   13,406                 13,340
                                   15,247                 15,186
                                   15,671                 15,365
Oct-98                             15,369                 15,124
                                   18,496                 17,674
                                   19,029                 18,499
                                   19,051                 18,469
                                   19,834                 19,005
Oct-99                             20,701                 19,501
Apr-00                             21,624                 20,371

[END PLOT POINTS]


                                                   AETNA INDEX PLUS MID CAP FUND
                                                               Growth of $10,000


[LINE CHART PLOT POINTS]


                       Aetna Index Plus
                         Mid Cap Fund            S&P MidCap
                          (Class I)              400 Index
Feb-98                      10,000                 10,000
                            11,250                 11,290
                            10,610                 10,429
Oct-98                      10,359                 10,109
                            11,873                 11,433
                            12,335                 12,016
                            12,858                 12,444
Oct-99                      12,758                 12,240
                            13,957                 13,263
Apr-00                      16,190                 14,841

[END PLOT POINTS


                                                 AETNA INDEX PLUS SMALL CAP FUND
                                                               Growth of $10,000


[LINE CHART PLOT POINTS]


                     Aetna Index Plus
                      Small Cap Fund         S&P SmallCap
                        (Class I)             600 Index
Feb-98                   10,000                 10,000
                         11,190                 11,249
                          9,980                  9,868
Oct-98                    8,871                  8,843
                          9,775                  9,814
                          9,635                  9,642
                         10,346                 10,347
Oct-99                    9,975                  9,909
                         10,510                 10,825
Apr-00                   11,052                 11,619


[END PLOT POINTS]

                                                      See Definition of Terms. 5

-------------------------------------------------------------------------------
                        Average Annual Total Returns
                    for the period ended April 30, 2000*
-------------------------------------------------------------------------------
            Index Plus Large Cap   Index Plus Mid Cap   Index Plus Small Cap
            -------------------------------------------------------------------
             1 Year    Inception   1 Year   Inception    1 Year    Inception
-------------------------------------------------------------------------------
Class I      13.64%     25.55%     31.24%     24.05%     14.73%      4.58%
-------------------------------------------------------------------------------
Class A:

 POP (1)      9.91%     23.95%     26.99%     22.06%     10.92%      2.89%
 NAV (2)     13.33%     25.07%     30.92%     23.74%     14.39%      4.30%
-------------------------------------------------------------------------------
Class B:

 w/CDSC (3)   7.48%     23.79%     24.90%     21.73%      8.56%      2.17%
 NAV         12.48%     24.31%     29.90%     22.77%     13.56%      3.47%
-------------------------------------------------------------------------------
Class C:

 w/CDSC (4)  12.03%     24.62%     29.47%     23.12%     13.04%      3.75%
 NAV         12.78%     24.62%     30.22%     23.12%     13.79%      3.75%
-------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. For periods prior to the inception of Class A, the performance is calculated by using the performance of Class I since its inception date (12/10/96 for Index Plus Large Cap), and for periods prior to the inception of Class B and Class C the performance of each class is calculated by using the performance of Class I since its inception date (02/03/98 for Index Plus Mid Cap and Index Plus Small Cap), adjusted for fees and expenses charged to the appropriate class. Class I, Class A, Class B and Class C shares participate in the same portfolio of securities. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                             AETNA INDEX PLUS FUNDS

HOW DID THE FUNDS PERFORM DURING THE PERIOD?

The performance listed below for the Index Plus Funds (Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap) and their respective benchmarks is for the six month period ended April 30, 2000:

--------------------------------------------------------------------------------------------------------
                                           FUND RETURN                                   BENCHMARK INDEX
INDEX PLUS FUNDS                             CLASS I       BENCHMARK INDEX                   RETURN
--------------------------------------------------------------------------------------------------------
Index Plus Large Cap                          9.02%     S&P 500 Index (b)                     7.20%
Index Plus Mid Cap                           26.90%     S&P MidCap 400 Index (c)             21.26%
Index Plus Small Cap                         10.81%     S&P SmallCap 600 Index (d)           17.26%


WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE FUNDS?

U.S. equities posted positive returns during the period. The Standard & Poor's (S&P) 500 Index returned 7.20%, the S&P MidCap 400 Index returned 21.26% and the S&P SmallCap 600 Index returned 17.26%. In November and December 1999, stock markets rallied to new highs, propelled by technology shares as investors overcame fears of Y2K-related problems.

As the new year began, optimism was replaced by fear of an economic slowdown induced by the Federal Reserve's (the Fed) more restrictive monetary policy. Fears culminated in a sharp correction at the beginning of April as investors allocated away from the higher P/E, technology-based sectors of the market. (The Price/Earnings multiple, or P/E, is calculated by dividing the price of one share by the earnings per share generated by the firm. A measure of the attractiveness of a particular security, the P/E ratio gives investors an idea of how much they are paying for earning power.) Markets retraced much of the early April correction by the end of the month on strong earnings reports and continued economic growth.

By industry, electronic technology and industrial services were the top performing sectors of the market. The poorest performing sectors were consumer non-durables and transportation. The outperformance of growth stocks during the period is consistent with anxieties regarding a possible cyclical slowdown. Data through the first quarter of 2000, however, continued to show strong economic growth. In fact, the economy has been so strong as to produce signs of inflation and wage pressure, which suggests that the Fed will continue to raise short-term interest rates. By the end of April there was some preliminary evidence that investor and consumer confidence has been hurt by the markets' volatility and the Fed's two rate increases in February and March.

6 See Definition of Terms.

WHAT INVESTMENTS INFLUENCED THE FUNDS' PERFORMANCE OVER THE PAST SIX MONTHS?

Index Plus Large Cap Fund:

Index Plus Large Cap Fund outperformed the S&P 500 Index during the period. The quantitative model used to manage this fund provided good discrimination between those stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst earnings estimates and price momentum were particularly effective. The model's P/E factor, like other value factors, performed poorly during the period. The average return of the 10% of stocks in the S&P 500 Index with the lowest P/E was lower than the average return of the 10% of stocks with the highest P/E by 40%.

Within the S&P 500 Index, smaller stocks generally underperformed larger stocks. On an equally weighted basis, the S&P 500 Index rose 5.2% while the Index's market cap weighted return was 7.2% ("Market cap" - or market capitalization - is the value of a company based on the market price of its stock. Market cap is calculated by multiplying the number of shares outstanding by the current price of a single share.)

The Fund benefited from the large number of well-ranked stocks in the technology sector (this sector had the highest absolute return during the period), such as Cisco (+87%), Texas Instruments (+82%) and Nortel (+81%). Conversely, there were very few well-ranked stocks in the consumer non-durables sector; our underweight position in that sector added to performance. in The Fund was hurt by poor model security selection in the consumer services sector due to an underweight in Disney (+65%).

Index Plus Mid Cap Fund:

Index Plus Mid Cap Fund outperformed the S&P MidCap 400 Index during the period. The quantitative model used to manage this fund provided good discrimination between stocks with high relative returns and those with low relative returns. The model's factors relating to equity analyst earnings estimates and price momentum were particularly effective. The model's P/E factor, like other value factors, performed poorly during the quarter. The average return of the 10% of stocks in the S&P MidCap 400 Index with the lowest P/E was lower than the average return of the 10% of stocks with the highest P/E by 36%.

The Fund benefited from the large number of well-ranked stocks in the technology and technology services sectors, as those sectors had absolute returns of 65% and 69%, respectively. The Fund was overweight in Siebel Systems and Veritas Software, both up 124%. Fund performance was hurt by poor model security selection in the health technology sector due to an overweight in Visx (-75%) and underweights in Sepracor (+121%) and Millennium Pharmaceuticals (+126%).

Index Plus Small Cap Fund:

Index Plus Small Cap Fund underperformed the S&P SmallCap 600 Index during the period. The average return of the 10% of stocks in the S&P SmallCap 600 Index with the highest stock rank was lower than the average return of the 10% of stocks with the lowest stock rank by 25%. The model's factor relating to price momentum was effective. However, both equity analyst earnings estimates and the P/E factor used in the model performed poorly during the period. March was especially detrimental with the model's price momentum factor also performing
negatively (only the P/E factor had a slightly positive return).   On the
positive side, in April the model's stock ranks and factors performed well, contributing to the outperformance of the Fund over the Index by 63 basis points in that month.

Poor model security selection and bad timing in the health technology sector hurt Fund performance. In particular, an overweight position in Incyte Pharmaceuticals (-68% in March) contributed -1.7% to the Fund's under-performance.

Our quantitative research indicates that we should be able to increase the performance of the Fund by making some modifications to our model. We expect to implement these modifications in June.

                                                      See Definition of Terms. 7

WHAT IS YOUR OUTLOOK GOING FORWARD?

The two principal risks facing the market are (1) the Fed's restrictive monetary policy, and (2) the sharp difference in valuations between high P/E stocks in the technology sector and the rest of the market. The danger inherent in the Fed's current policy is the possibility of a sharper economic slow down than is currently anticipated. On the valuation front, there were signs early in the second calendar quarter that investors were beginning to cut back on their technology holdings. However, valuations in that sector remain substantially higher than the relatively attractive valuations in the rest of the market.

Although we are keenly aware of these potential imbalances in the market, we remain committed to the disciplined, quantitative process that has worked so well for us over the past years. Our process is not based on macro-economic forecasting. Instead, it is based on stock-specific factors used in a multi-factor model to evaluate each stock on its own merit. Importantly, P/E is one of the factors in our model; high P/Es cause a stock to rank poorly unless it scores very highly on all of the other factors in our model.

INDEX PLUS LARGE CAP FUND:

----------------------------------------------------------------------
                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
----------------------------------------------------------------------
Basic Materials                     3.0%        2.3%         0.7%
Commercial Services                 0.9%        1.2%        (0.3)%
Consumer Discretionary              9.2%       11.1%        (1.9)%
Consumer Non-Discretionary          3.7%        5.2%        (1.5)%
Energy                              7.9%        6.1%         1.8%
Finance                            11.7%       12.8%        (1.1)%
Healthcare                          8.0%       10.4%        (2.4)%
Manufacturing                       9.8%       10.0%        (0.2)%
Technology                         37.8%       31.9%         5.9%
Utilities                           8.0%        9.0%        (1.0)%

-------------------------------------------
                                 % OF NET
TOP TEN EQUITY HOLDINGS           ASSETS
-------------------------------------------
Intel Corp.                        4.9%
Cisco Systems, Inc.                4.5%
General Electric Co.               3.6%
Microsoft Corp.                    3.4%
Exxon Mobil Corp.                  3.1%
Oracle Corp.                       2.6%
Citigroup, Inc.                    1.8%
Wal-Mart Stores, Inc.              1.7%
Hewlett Packard Co.                1.6%
Texas Instruments, Inc.            1.5%

8 See Definition of Terms.

INDEX PLUS MID CAP FUND:

------------------------------------------------------------------------
                                % OF EQUITY    % OF S&P    OVER/(UNDER)
SECTOR                          INVESTMENTS   MIDCAP 400     WEIGHTING
------------------------------------------------------------------------
Basic Materials                     4.5%         4.9%         (0.4)%
Commercial Services                 4.8%         5.4%         (0.6)%
Consumer Discretionary             13.0%        13.0%           --
Consumer Non-Discretionary          2.4%         2.5%         (0.1)%
Energy                             10.6%         7.9%          2.7%
Finance                             8.8%        11.5%         (2.7)%
Healthcare                          8.9%        11.1%         (2.2)%
Manufacturing                       9.1%         8.0%          1.1%
Technology                         30.7%        25.8%          4.9%
Utilities                           7.2%         9.9%         (2.7)%

-------------------------------------------
                                  % OF NET
TOP TEN EQUITY HOLDINGS            ASSETS
-------------------------------------------
Siebel Systems, Inc.                4.2%
Maxim Integrated Products, Inc.     3.2%
Atmel Corp.                         2.1%
MedImmune, Inc.                     1.9%
Vitesse Semiconductor Corp.         1.5%
Dynegy, Inc.                        1.3%
QLogic Corp.                        1.3%
Vishay Intertechnology, Inc.        1.2%
Novellus Systems, Inc.              1.2%
Univision Communications, Inc.      1.1%

INDEX PLUS SMALL CAP FUND:

--------------------------------------------------------------------------
                                % OF EQUITY     % OF S&P     OVER/(UNDER)
SECTOR                          INVESTMENTS   SMALLCAP 600     WEIGHTING
--------------------------------------------------------------------------
Basic Materials                     2.8%          3.7%          (0.9)%
Commercial Services                 7.6%          9.0%          (1.4)%
Consumer Discretionary             13.1%         15.0%          (1.9)%
Consumer Non-Discretionary          1.9%          2.4%          (0.5)%
Energy                              5.0%          5.8%          (0.8)%
Finance                             9.5%         10.7%          (1.2)%
Healthcare                         12.2%         11.5%           0.7%
Manufacturing                      13.1%         11.3%           1.8%
Technology                         33.4%         29.0%           4.4%
Utilities                           1.4%          1.6%          (0.2)%

                                                      See Definition of Terms. 9

------------------------------------------------
                                       % OF NET
TOP TEN EQUITY HOLDINGS                 ASSETS
------------------------------------------------
Mercury Interactive Corp.                2.7%
Burr-Brown Corp.                         1.5%
KEMET Corp.                              1.3%
Lattice Semiconductor Corp.              1.2%
International Rectifier Corp.            1.2%
C-Cube Microsystems, Inc.                1.0%
Digital Microwave Corp.                  1.0%
Dallas Semiconductor Corp.               0.9%
CommScope, Inc.                          0.9%
Cognex Corp.                             0.9%

The opinions expressed reflect those of the portfolio manager only through April 30, 2000. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Funds are subject to change.

10 See Definition of Terms.

DEFINITION OF TERMS

(1) On February 2, 1998, the Funds redesignated Adviser Class shares as Class A shares. For periods prior to that date, Class A performance is calculated by using the performance of Class I shares and deducting the Class A front-end load and internal fees and expenses applicable to the Class A shares. The maximum load for the Funds is 3.00%, excluding the Money Market Fund. The POP (public offering price) returns reflect this maximum load.

(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.

(3) The Funds began offering Class B shares on March 1, 1999. For periods prior to that date, Class B performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class B shares. Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the first six years of ownership. The CDSC charges are as follows: Year 1 - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.

(4) The Funds began offering Class C shares on June 30, 1998. For periods prior to that date, Class C performance is calculated using the performance of Class I shares and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns for periods less than 18 months reflect the deduction of the contingent deferred sales charge of 0.75%.

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(b) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(c) The Standard & Poor's MidCap 400 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.6 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(d) The Standard & Poor's (S&P) SmallCap 600 Index is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $903 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual investment.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS BOND
================================================================================

                                            PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                          ------------      -------------
LONG-TERM BONDS AND NOTES (98.4%)
CORPORATE BONDS (39.6%)
ABN AMRO Bank NV,7.55%,06/28/06 ..........  $  35,000        $    34,650
Ahold Finance USA Inc.,6.88%,05/01/29 ....     50,000             41,945
AirTouch Communications,
 Inc.,7.13%,07/15/01......................    280,000            278,816
Amoco Canada,6.75%,09/01/23 ..............    100,000             89,174
Associates Corp. N.A.,5.80%,04/20/04 .....     35,000             32,702
Associates Corp. N.A.,6.88%,11/15/08 .....    200,000            187,310
AT&T Capital Corp.,6.75%,02/04/02 ........     90,000             88,826
Baker Hughes, Inc.,6.00%,02/15/09 ........     50,000             43,824
Bank of America Corp.,5.75%,03/01/04 .....     30,000             28,131
Bombardier Capital Inc.,6.00%,01/15/02 ...     40,000             38,880
Bombardier Capital Inc.,7.30%,12/15/02 ...     20,000             19,700
Capco America Securitization
 Corp.,5.86%,12/15/07.....................     89,080             82,898
Cia. Transporte Energia,8.63%,04/01/03 ++     250,000            238,125
Citigroup Inc.,6.20%,03/15/09 ............     15,000             13,660
Coastal Corp.,6.20%,05/15/04 .............     75,000             70,653
DaimlerChrysler NA Holdings
 Inc.,6.67%,09/25/01......................    110,000            109,486
Diageo Capital Plc,7.25%,11/01/09 ........     90,000             88,915
Dow Chemical Co.,7.38%,11/01/29 ..........     30,000             28,514
Duke Energy Corp.,6.00%,12/01/28 .........    160,000            122,739
Duke Energy Corp.,7.88%,08/15/04 .........     65,000             64,821
E.I. Du Pont De Nemours
 Corp.,6.75%,10/15/04.....................     70,000             68,284
Edison International Inc.,6.88%,09/15/04 .     80,000             78,201
Federal Express Corp.,7.89%,09/23/08 .....    198,266            192,576
Federated Department Stores,
 Inc.,8.13%,10/15/02......................    200,000            202,502
First Union Corp.,6.95%,11/01/04 .........     75,000             73,099
Ford Motor Credit Corp.,7.50%,03/15/05 ...    250,000            247,275
General Electric Capital
 Corp.,6.81%,11/03/03.....................    110,000            108,159
General Motors Acceptance
 Corp.,7.75%,01/19/10.....................     30,000             29,627
GTE North, Inc.,5.65%,11/15/08 ...........     60,000             52,078
Hanson Overseas B.V.,7.38%,01/15/03 ......    250,000            248,687
Hertz Corp.,7.00%,07/01/04 ...............     30,000             28,970
Household Finance Corp.,7.88%,03/01/07 ...     70,000             69,276
International Business Machines
 Corp.,5.63%,04/12/04.....................     50,000             46,921
Lehman Brothers Holdings
 Inc.,6.47%,07/21/00......................    150,000            149,799
Lockheed Martin Corp.,7.25%,05/15/06 .....    210,000            196,854
Lockheed Martin Corp.,7.95%,12/01/05 .....     55,000             53,876
Lucent Technologies, Inc.,6.45%,03/15/29 .     50,000             43,255
MCI WorldCom, Inc.,6.95%,08/15/28 ........     50,000             44,092
Mellon Bank NA,7.63%,09/15/07 ............     35,000             34,597
Merrill Lynch & Co., Inc.,6.50%,04/01/01 .    250,000            248,292
Morgan Stanley Dean Witter &
 Co.,7.13%,01/15/03.......................     65,000             64,286
Morgan Stanley Dean Witter &
 Co.,5.63%,01/20/04.......................     35,000             32,818
Norsk Hydro A/S,7.75%,06/15/23 ...........    250,000            239,377
Nova Scotia,9.38%,07/15/02 ...............     30,000             31,119
Providian National Bank,6.75%,03/15/02 ...    250,000            243,107
Quebec Province Co.,5.75%,02/15/09 .......    115,000            101,889
Sempra Energy,7.95%,03/01/10 .............     40,000             40,330
Textron Financial Corp.,7.13%,12/09/04 ...     85,000             82,793

                                            PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                           ------------     -------------
CORPORATE BONDS (CONTINUED)
Tyco International Group SA,6.38%,06/15/05  $  80,000        $    74,417
U.S. West Communications Group,
 7.20%,11/01/04 ..........................    110,000            107,755
United Technologies Corp.,6.50%,06/01/09 .     30,000             27,897
Vodafone Airtouch Plc,7.63%,02/15/05 .....     65,000             64,756
                                                             -------------
                                                               5,030,733
                                                             -------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (2.5%)
First NBC Credit Card Master Trust 1997-1
 A, 6.15%,09/15/04 .......................    250,000            243,827
Peco Energy Transition Trust
 Co., 6.05%, 03/01/09.....................     80,000             74,000
                                                             -------------
                                                                 317,827
                                                             -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES (38.2%)
Federal Home Loan Mortgage
 Corp.,6.00%,02/01/29-07/01/29............    191,487            173,503
Federal Home Loan Mortgage
 Corp.,6.50%,06/01/28.....................     82,491             77,129
Federal Home Loan Mortgage
 Corp.,6.88%,01/15/05.....................    300,000            295,686
Federal Home Loan Mortgage
 Corp.,7.00%,05/01/28-10/01/29............     189169            181,143
Federal Home Loan Mortgage Corp. -
 Convertible Loan,9.50%,05/01/20 .........     63,710             66,975
Federal Home Loan Mortgage Corp. -
 Gold,6.50%,03/01/28......................    375,796            351,723
Federal Home Loan Mortgage Corp. -
 Gold,7.00%,03/01/28......................    351,501            337,550
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,6.00%,09/01/12 .    104,936             98,868
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,6.50%,09/01/12 .    196,384            188,529
Federal Home Loan Mortgage Corp. - Gold -
 Convertible Intermediate,7.00%,11/01/12 .    175,359            171,248
Federal National Mortgage
 Association,6.00%,07/01/13-11/01/28......    416,422            381,790
Federal National Mortgage
 Association,6.50%,10/01/14-11/01/29......    758,053            712,395
Federal National Mortgage
 Association,7.00%,08/01/29...............     97,886             93,634
Federal National Mortgage
 Association,7.13%,01/15/30...............    195,000            193,019
Federal National Mortgage
 Association,7.50%,06/01/11-04/01/28......    560,258            550,676
Government National Mortgage
 Association,6.00%,10/15/28...............     78,839             71,595
Government National Mortgage
 Association,6.50%,06/15/29-08/15/29......    290,139            271,732
Government National Mortgage
 Association,7.00%,08/15/25-05/15/28......    352,222            339,289
Government National Mortgage
 Association,7.50%,08/15/27...............    203,357            200,115
Government National Mortgage
 Association,8.00%,11/15/29...............     99,645             99,831
                                                             -------------
                                                               4,856,430
                                                             -------------

12 See Notes to Portfolio of Investments.

================================================================================

                                            PRINCIPAL          MARKET
                                              AMOUNT            VALUE
                                          ------------      -------------
U.S. GOVERNMENT OBLIGATIONS (18.1%)
U.S. Treasury Bond,6.13%,08/15/07-11/15/27  $ 499,000        $   488,742
U.S. Treasury Bond,6.50%,11/15/26 ........     60,000             62,185
U.S. Treasury Bond,6.75%,08/15/26 ........    155,000            165,559
U.S. Treasury Bond,7.25%,05/15/16 ........    315,000            344,383
U.S. Treasury Bond,8.13%,05/15/21 ........    510,000            618,615
U.S. Treasury Bond,11.75%,11/15/14 .......     70,000             95,233
U.S. Treasury Note,6.50%,03/31/02 ........    285,000            283,931
U.S. Treasury Note,8.75%,05/15/17 ........     30,000             37,495
U.S. Treasury Note,10.75%,08/15/05 .......    176,000            207,763
                                                             -------------
                                                               2,303,906
                                                             -------------

TOTAL LONG-TERM BONDS AND NOTES
 (COST $13,019,105)                                           12,508,896
                                                             -------------
TOTAL INVESTMENTS (COST $13,019,105)(a)                       12,508,896

OTHER ASSETS LESS LIABILITIES                                    205,234
                                                             -------------
TOTAL NET ASSETS                                             $12,714,130
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $13,043,042. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................  $        -
Unrealized losses............................   (534,146)
                                               ----------
 Net unrealized loss.........................  $(534,146)
                                               ==========


++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 13

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS LARGE CAP
================================================================================

                                          NUMBER OF           MARKET
                                           SHARES             VALUE
                                        -------------    ---------------
COMMON STOCKS (93.4%)
AIR TRANSPORT (0.2%)
AMR Corp. + ...........................        3,700       $     126,031
Delta Air Lines, Inc. .................        3,600             189,900
FedEx Corporation + ...................        8,960             337,680
Southwest Airlines Co. ................       12,012             260,511
                                                           ---------------
                                                                 914,122
                                                           ---------------
ALUMINUM (0.3%)
Alcan Aluminum Ltd. ...................       12,500             409,375
Alcoa Inc. ............................       12,000             778,500
Reynolds Metals Co. ...................        3,300             219,450
                                                           ---------------
                                                               1,407,325
                                                           ---------------
AUTO PARTS AND HARDWARE (0.1%)
Black & Decker Corp. ..................        2,300              96,744
Briggs & Stratton Corp. ...............          700              26,862
Cooper Tire & Rubber Co. ..............        2,100              28,350
Genuine Parts Co. .....................        5,100             133,875
Goodyear Tire & Rubber Co. (The) ......        2,200              60,775
Snap-On, Inc. .........................        1,300              34,369
Stanley Works (The) ...................        2,100              61,950
                                                           ---------------
                                                                 442,925
                                                           ---------------
AUTOMOTIVE (1.5%)
Dana Corp. ............................        4,600             139,725
Delphi Automotive Systems Corp. .......       26,200             501,075
Eaton Corp. ...........................        1,900             159,600
Ford Motor Co. ........................       32,000           1,750,000
General Motors Corp. + ................       28,800           2,696,400
Harley-Davidson, Inc. .................        8,600             342,387
Johnson Controls, Inc. ................        3,200             202,600
TRW, Inc. .............................        3,100             181,350
                                                           ---------------
                                                               5,973,137
                                                           ---------------
BANKS AND THRIFTS (3.4%)
Bank of America Corp. .................       24,600           1,205,400
Bank of New York Co., Inc. ............       21,200             870,525
BB&T Corp. ............................       10,300             274,237
Chase Manhattan Corp. .................       29,400           2,118,637
Comerica, Inc. ........................        3,600             152,550
Fifth Third Bancorp ...................        8,575             541,297
First Union Corp. .....................       27,800             886,125
Firstar Corp. .........................       13,000             323,375
Fleet Boston Financial Corp. ..........       25,500             903,656
Golden West Financial Corp. ...........        4,200             143,325
Huntington Bancshares Inc. ............        5,686             103,770
J.P. Morgan & Co. .....................        7,600             975,650
Mellon Financial Corp. ................       13,600             436,900
Northern Trust Corp. ..................        6,400             410,400
Old Kent Financial Corp. ..............        2,900              87,363
PNC Bank Corp. ........................        9,700             423,162
SouthTrust Corp. ......................        5,800             138,475
State Street Corp. ....................        4,700             455,312
Summit Bancorp ........................        4,500             114,188
                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                        -------------    ---------------
BANKS AND THRIFTS (CONTINUED)
Suntrust Banks, Inc. ..................        8,400       $     426,300
Synovus Financial Corp. ...............        7,400             137,362
U.S. Bancorp ..........................       10,000             203,125
Union Planters Co. ....................        3,100              87,769
Wachovia Corp. ........................        5,300             332,244
Wells Fargo & Co. .....................       46,700           1,917,619
                                                           ---------------
                                                              13,668,766
                                                           ---------------
BIOTECH AND MEDICAL PRODUCTS (1.3%)
Alza Corp. + ..........................        1,400              61,688
Amgen, Inc. + .........................       28,900           1,618,400
Bard (C.R.) Inc. ......................        1,400              60,988
Bausch & Lomb, Inc. ...................        1,900             114,713
Becton, Dickinson & Co. ...............        7,200             184,500
Biogen, Inc. + ........................        6,600             388,162
Biomet, Inc. ..........................        4,400             157,025
Guidant Corp. + .......................        8,900             510,637
Mallinckrodt Inc. .....................        1,800              48,375
Medtronic, Inc. + .....................       33,800           1,755,487
Saint Jude Medical, Inc. + ............        2,300              71,731
Watson Pharmaceuticals, Inc. + ........        2,500             112,344
                                                           ---------------
                                                               5,084,050
                                                           ---------------
CHEMICALS (0.8%)
Dow Chemical Co. ......................        7,600             858,800
Du Pont (E.I.) de Nemours .............       35,600           1,688,775
Eastman Chemical Co. ..................        4,200             219,712
Rohm & Haas Co. .......................        9,300             331,313
Union Carbide Corp. ...................        3,900             230,100
                                                           ---------------
                                                               3,328,700
                                                           ---------------
COMMERCIAL SERVICES (0.4%)
Deluxe Corp. ..........................        1,700              42,819
Interpublic Group Companies............        7,300             299,300
Omnicom Group, Inc. ...................        5,200             473,525
Paychex, Inc. .........................        7,100             373,637
RR Donnelley & Sons Co. ...............        3,700              78,625
Sabre Holdings Corporation ............        2,673              93,388
Young And Rubicam, Inc. + .............        1,800             100,238
                                                           ---------------
                                                               1,461,532
                                                           ---------------
COMPUTERS (6.1%)
Apple Computer, Inc. + ................        7,600             942,875
Cabletron Systems,  Inc. + ............        4,900             112,087
Compaq Computer Corp. .................       46,200           1,351,350
Dell Computer Corp. + .................       72,400           3,629,050
Gateway, Inc. + .......................        9,300             513,825
Hewlett Packard Co. ...................       46,900           6,331,500
International Business Machines Corp. .       50,600           5,648,225
NCR Corp. + ...........................        2,500              96,563
Sun Microsystems, Inc. + ..............       65,100           5,985,131
Unisys Corp. + ........................        7,900             183,181
                                                           ---------------
                                                              24,793,787
                                                           ---------------
CONGLOMERATE AND AEROSPACE (4.3%)
Boeing Co. ............................       23,200             920,750

14 See Notes to Portfolio of Investments.

================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
CONGLOMERATE AND AEROSPACE (CONTINUED)
General Dynamics Corp. ................        5,000       $     292,500
General Electric Co. ..................       93,000          14,624,250
Goodrich (B.F.) Co. ...................        3,200             102,000
Loews Corp. ...........................        2,800             154,350
National Service Industries, Inc. .....          900              19,350
Northrop Grumman Corp. ................        1,700             120,488
Perkin-Elmer Inc. + ...................        1,700              93,075
Textron, Inc. .........................        4,000             247,750
United Technologies Corp. .............       13,400             833,312
                                                           ---------------
                                                              17,407,825
                                                           ---------------
CONSUMER FINANCE (1.1%)
Capital One Financial Corp. ...........        5,300             231,875
Federal National Mortgage Association .       28,800           1,737,000
Freddie Mac Corp. .....................       20,000             918,750
Household International, Inc. .........       16,100             672,175
MBNA Corp. ............................       28,300             751,719
Ryder System, Inc. ....................        1,600              35,500
SLM Holding Corp. .....................        3,700             115,856
                                                           ---------------
                                                               4,462,875
                                                           ---------------
CONSUMER PRODUCTS (1.0%)
Alberto-Culver Co. ....................          200               4,725
Avon Products, Inc. ...................        6,300             261,450
Clorox Co. ............................        6,300             231,525
Colgate-Palmolive Co. .................       15,800             902,575
Gillette Co. ..........................       14,100             521,700
International Flavors & Fragrances,
 Inc...................................        2,300              79,206
Kimberly-Clark Corp. ..................       18,500           1,074,156
Procter & Gamble Co. ..................       18,600           1,109,025
                                                           ---------------
                                                               4,184,362
                                                           ---------------
CONSUMER SERVICES (0.4%)
Cendant Corp. + .......................       20,500             316,469
Darden Restaurants, Inc. ..............        4,300              79,281
H&R Block, Inc. .......................        3,700             154,706
Harrah's Entertainment, Inc. + ........        4,700              96,644
Marriott International, Inc. ..........        5,800             185,600
McDonald's Corp. ......................       18,100             690,062
Mirage Resorts, Inc. + ................        4,500              91,688
Tricon Global Restaurants, Inc. + .....        2,000              68,250
Wendy's International, Inc. ...........        4,400              98,450
                                                           ---------------
                                                               1,781,150
                                                           ---------------
CONSUMER SPECIALTIES (0.0%)
Brunswick Corp. .......................        2,600              49,887
Hasbro, Inc. ..........................        5,250              83,672
Jostens, Inc. .........................          800              19,750
                                                           ---------------
                                                                 153,309
                                                           ---------------
DATA AND IMAGING SERVICES (15.2%)
3Com Corp. + ..........................        4,600             181,413
Adobe Systems, Inc. ...................        5,200             628,875
America Online, Inc. + ................       65,100           3,893,794
Autodesk, Inc. ........................        1,700              65,238
Automatic Data Processing, Inc. .......       17,900             963,244

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
DATA AND IMAGING SERVICES (CONTINUED)
BMC Software, Inc. + ..................        6,500       $     304,281
Cisco Systems, Inc. + .................      260,800          18,080,775
Citrix Systems, Inc. + ................        6,600             403,012
Computer Associates International, Inc.       27,700           1,546,006
Computer Sciences Corp. + .............        4,600             375,188
Compuware Corp. + .....................        9,800             123,113
Eastman Kodak Co. .....................        9,100             509,031
Electronic Data Systems Corp. .........       12,500             859,375
EMC Corp. + ...........................       29,100           4,043,081
First Data Corp. ......................       11,000             535,562
Microsoft Corp. + .....................      195,200          13,615,200
Network Appliance, Inc. + .............       10,800             798,525
Novell, Inc. + ........................        8,300             162,888
Oracle Corp. + ........................      133,000          10,631,687
Parametric Technology Co. + ...........        7,900              64,434
Peoplesoft, Inc. + ....................        7,300             101,744
Polaroid Corp. ........................        1,200              24,225
Seagate Technology, Inc. + ............        6,900             350,606
VERITAS Software Corp. + ..............       11,100           1,190,648
Yahoo! Inc. + .........................       15,300           1,992,825
                                                           ---------------
                                                              61,444,770
                                                           ---------------
DISCRETIONARY RETAIL (5.2%)
AutoZone, Inc. + ......................        3,800              87,163
Bed Bath & Beyond, Inc. + .............        4,100             150,419
Best Buy Co., Inc. + ..................        7,200             581,400
Circuit City Stores, Inc. .............        9,500             558,719
Costco Wholesale Corp. + ..............       15,800             854,187
Dillards, Inc. ........................        2,900              40,419
Dollar General Corp. ..................        6,212             142,099
Federated Department Stores, Inc. + ...        9,200             312,800
Gap, Inc. .............................       31,700           1,164,975
Home Depot, Inc. ......................      108,300           6,071,569
Kmart Corp. + .........................       13,500             109,687
Kohl's Corp. + ........................        8,800             422,400
Lowe's Co., Inc. ......................       10,900             539,550
May Department Stores Co. .............       10,650             292,875
Nordstrom, Inc. .......................        1,800              50,063
Office Depot, Inc. + ..................        8,800              92,950
Sears, Roebuck & Co. ..................       16,500             604,312
Staples, Inc. + .......................       13,900             264,969
Tandy Corp. ...........................        5,000             285,000
Target Corporation ....................       12,400             825,375
The Limited, Inc. .....................       10,500             474,469
TJX Companies, Inc. ...................       10,900             209,144
Wal-Mart Stores, Inc. .................      126,900           7,027,087
                                                           ---------------
                                                              21,161,631
                                                           ---------------
DIVERSIFIED FINANCIAL SERVICES (2.4%)
American Express Co. ..................       12,500           1,875,781
Citigroup Inc. ........................      125,000           7,429,687
Providian Financial Corp. .............        3,800             334,638
                                                           ---------------
                                                               9,640,106
                                                           ---------------

                                       See Notes to Portfolio of Investments. 15

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS LARGE CAP (CONTINUED)
================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
DRUGS (6.2%)
Abbott Laboratories ...................       43,700       $   1,679,719
Allergan, Inc. ........................        4,900             288,488
American Home Products Corp. ..........       18,600           1,045,088
Baxter International, Inc. ............        8,000             521,000
Bristol-Myers Squibb Co. ..............       55,800           2,926,012
Eli Lilly & Co. .......................       14,800           1,144,225
Johnson & Johnson .....................       19,600           1,617,000
Merck & Co., Inc. .....................       63,200           4,392,400
Pfizer, Inc. ..........................      105,500           4,444,187
Pharmacia Corporation .................       37,717           1,883,493
Schering Plough .......................       41,500           1,672,969
Warner Lambert Co. ....................       30,600           3,482,662
                                                           ---------------
                                                              25,097,243
                                                           ---------------
ELECTRIC UTILITIES (1.5%)
AES Corp. + ...........................        5,400             485,662
Ameren Corp. ..........................        3,400             124,738
American Electric Power Co. ...........        5,100             186,788
Carolina Power & Light Co. ............        4,600             168,188
Central & South West Corp. ............        5,900             127,956
Cinergy Corp. .........................        4,200             112,350
Consolidated Edison, Inc. .............        5,700             200,569
Constellation Energy Group ............        6,200             204,987
Dominion Resources, Inc. ..............        7,684             345,780
DTE Energy Co. ........................        4,500             146,813
Duke Energy Corp. .....................        9,813             564,247
Edison International Inc. .............        9,200             175,375
Entergy Corp. .........................        6,100             155,169
FirstEnergy Corp. .....................        5,700             144,994
Florida Progress Corp. ................        3,700             181,300
FPL Group, Inc. .......................        4,700             212,381
GPU, Inc. .............................        4,000             112,250
New Century Energies, Inc. ............        3,100             101,138
Northern States Power Co. .............        4,200              91,613
Peco Energy Co. .......................        5,100             212,606
PG&E Corp. ............................       17,000             440,937
Pinnacle West Capital Corp. ...........        2,100              73,763
PPL Corporation .......................        3,800              90,725
Public Service Enterprise Group, Inc. .        8,100             290,587
Reliant Energy Inc. ...................       10,400             276,900
Southern Co. ..........................       18,600             463,837
Texas Utilities Co. ...................        7,922             266,872
Unicom Corp. ..........................        7,700             306,075
                                                           ---------------
                                                               6,264,600
                                                           ---------------
ELECTRICAL MACHINERY AND INSTRUMENTS (0.5%)
Lexmark International Group, Inc. + ...        4,600             542,800
PE Corp-PE Biosystems Group ...........        7,300             438,000
Pitney Bowes, Inc. ....................        6,900             282,037
Rockwell International Corp. ..........        9,000             354,375
Tektronix, Inc. .......................        1,300              75,238
Xerox Corp. ...........................        9,400             248,513
                                                           ---------------
                                                               1,940,963
                                                           ---------------
                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
ELECTRONIC MEDIA (1.4%)
Comcast Corp. + .......................       12,600       $     504,788
Mediaone Group, Inc. + ................        9,000             680,625
Time Warner, Inc. .....................       17,000           1,528,937
Viacom, Inc. + ........................        7,900             429,563
Walt Disney Co. (The) + ...............       56,600           2,451,487
                                                           ---------------
                                                               5,595,400
                                                           ---------------
FOOD AND BEVERAGE (2.0%)
Anheuser-Busch Co., Inc. ..............       12,200             860,862
Archer-Daniels-Midland Co. ............       17,500             173,906
Bestfoods .............................        7,300             366,825
Brown-Forman Corp. + ..................        1,100              60,019
Coca-Cola Co. .........................       34,900           1,642,481
Coca-Cola Enterprises, Inc. ...........       12,300             262,144
Conagra, Inc. .........................       14,100             266,138
Coors (Adolph) Co. ....................          800              40,800
Fortune Brands, Inc. ..................        4,100             102,500
General Mills, Inc. ...................        8,100             294,637
Heinz (H.J.) Co. ......................        9,200             312,800
Hershey Foods Corp. ...................        2,900             131,588
Kellogg Co. ...........................       10,100             246,819
PepsiCo, Inc. .........................       40,700           1,493,181
Quaker Oats Co. .......................        3,600             234,675
Ralston-Ralston Purina Group ..........        8,300             146,806
Sara Lee Corp. ........................       25,100             376,500
Seagram Co. Ltd. ......................        6,100             329,400
Unilever NV ...........................       16,100             733,556
Wrigley (Wm.) Jr. Co. + ...............        2,300             166,463
                                                           ---------------
                                                               8,242,100
                                                           ---------------
FOOD AND DRUG RETAIL (0.7%)
Albertson's, Inc. .....................        5,700             185,606
CVS Corp. .............................       10,500             456,750
Kroger Co. (The) + ....................       11,800             219,038
Longs Drug Stores, Inc. ...............          100               2,325
Safeway, Inc. + .......................       13,900             613,337
SUPERVALU, Inc. .......................        3,800              78,613
Sysco Corp. ...........................        8,900             334,863
Walgreen Co. ..........................       29,700             835,312
                                                           ---------------
                                                               2,725,844
                                                           ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (0.8%)
Ball Corp. ............................        1,000              31,500
Bemis Co., Inc. .......................        1,500              55,219
Boise Cascade Corp. ...................        2,100              68,381
Champion International Corp. ..........        5,500             361,625
Fort James Corp. ......................        6,400             153,200
Georgia-Pacific Corp. .................        5,500             202,125
International Paper Co. ...............       14,200             521,850
Louisiana-Pacific Corp. ...............        4,900              65,538
Masco Corp. ...........................       12,700             284,956
Mead Corp. ............................        4,600             160,137
Owens-Illinois, Inc. + ................        3,800              51,300
Pactiv Corp. + ........................        4,900              40,119

16 See Notes to Portfolio of Investments.

================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
FOREST PRODUCTS AND BUILDING MATERIALS (CONTINUED)
Potlatch Corp. ........................          800       $      31,550
Sealed Air Corp. + ....................        3,000             166,875
Temple-Inland Inc. ....................        2,500             125,313
Vulcan Materials Co. ..................        3,000             131,438
Westvaco Corp. ........................        4,500             138,937
Weyerhaeuser Co. ......................        7,400             395,437
Willamette Industries, Inc. ...........        3,600             137,475
                                                           ---------------
                                                               3,122,975
                                                           ---------------
GAS UTILITIES (0.7%)
Coastal Corp. (The) ...................        5,800             291,087
Columbia Energy Group .................        2,100             131,775
El Paso Energy Corp. ..................        5,500             233,750
Enron Corp. ...........................       20,400           1,421,625
NICOR, Inc. ...........................        1,200              40,650
People's Energy Corp. .................          800              24,850
Sempra Energy .........................        6,200             115,088
Williams Co., Inc. (The) ..............       12,900             481,331
                                                           ---------------
                                                               2,740,156
                                                           ---------------
HEALTH SERVICES (0.5%)
Cardinal Health, Inc. .................        7,500             412,969
Columbia/HCA Healthcare Corp. .........       16,000             455,000
HEALTHSOUTH Corp. + ...................        9,300              74,981
IMS Health, Inc. ......................        8,200             139,912
Quintiles Transnational Corp. + .......        3,100              44,369
Tenet Healthcare Corp. + ..............       11,200             285,600
UnitedHealth Group Incorporated .......        6,100             406,794
Wellpoint Health Networks, Inc. + .....        1,200              88,500
                                                           ---------------
                                                               1,908,125
                                                           ---------------
HEAVY MACHINERY (0.2%)
Caterpillar, Inc. .....................        4,700             185,356
Cummins Engine Co., Inc. ..............        1,400              49,788
Deere & Co. ...........................        6,700             270,513
Navistar International Corp. + ........        2,900             101,500
PACCAR, Inc. ..........................        2,900             137,931
                                                           ---------------
                                                                 745,088
                                                           ---------------
HOUSING AND FURNISHINGS (0.1%)
Leggett & Platt, Inc. .................        4,800             102,600
Pulte Corp. ...........................        1,500              32,250
Tupperware Corp. ......................        1,300              24,538
Whirlpool Corp. .......................        2,800             182,350
                                                           ---------------
                                                                 341,738
                                                           ---------------
INDUSTRIAL SERVICES (0.0%)
Fluor Corp. ...........................        1,700              57,056
                                                           ---------------
INSURANCE (2.2%)
AFLAC, Inc. ...........................        7,300             356,331
Allstate Corp. (The) ..................       10,900             257,513
American General Corp. ................        7,210             403,760
American International Group, Inc. ....       43,900           4,815,281
Aon Corp. .............................        3,600              97,425
Chubb Corp. ...........................        4,700             299,037
CIGNA Corp. ...........................        6,000             478,500
                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
INSURANCE (CONTINUED)
Cincinnati Financial Corp. ............        4,300       $     173,344
Hartford Financial Services Group, Inc.        6,100             318,344
Jefferson-Pilot Corp. .................        2,550             169,734
Lincoln National Corp. ................        6,900             240,206
Marsh & McLennan Co., Inc. ............        7,200             709,650
MBIA, Inc. ............................        2,400             118,650
MGIC Investment Corp. .................        4,000             191,250
St. Paul Co., Inc. ....................        6,112             217,740
Torchmark Corp. .......................        3,500              87,719
                                                           ---------------
                                                               8,934,484
                                                           ---------------
INVESTMENT SERVICES (1.9%)
Bear Stearns Co., Inc. (The) ..........        5,100             218,663
Charles Schwab Corp. ..................       23,600           1,050,200
Franklin Resources, Inc. ..............        6,700             216,075
Lehman Brothers Holdings Inc. .........        5,700             467,756
Merrill Lynch & Co., Inc. .............       10,800           1,100,925
Morgan Stanley Dean Witter & Co. ......       52,900           4,060,075
Paine Webber Group Inc. ...............        6,800             298,350
T. Rowe Price & Associates ............        4,600             175,375
                                                           ---------------
                                                               7,587,419
                                                           ---------------
MAJOR TELECOMMUNICATIONS (5.9%)
ALLTEL Corp. ..........................        8,900             592,962
AT&T Corp. ............................       91,100           4,253,231
Bell Atlantic Corp. ...................       43,700           2,589,225
BellSouth Corp. .......................       53,100           2,585,306
CenturyTel, Inc. ......................        3,850              94,325
GTE Corp. .............................       27,100           1,836,025
MCI Worldcom, Inc. + ..................       80,550           3,659,991
Nextel Communications, Inc. + .........       10,100           1,105,319
SBC Communications, Inc. ..............       96,900           4,245,431
Sprint Corp. ..........................       23,200           1,426,800
Sprint PCS + ..........................       12,200             671,000
U.S. WEST, Inc. .......................       13,300             946,794
                                                           ---------------
                                                              24,006,409
                                                           ---------------
MISCELLANEOUS METALS (0.2%)
Barrick Gold Corp. ....................       12,600             211,838
Freeport-McMoRan Copper & Gold, Inc. +         4,000              38,500
Inco Ltd. + ...........................        9,200             143,750
Newmont Mining Corp. ..................        7,200             168,750
Placer Dome, Inc. .....................       10,200              82,875
                                                           ---------------
                                                                 645,713
                                                           ---------------
OIL (6.3%)
Amerada Hess Corp. ....................        4,000             254,500
Anadarko Petroleum Corp. ..............        5,700             247,594
Apache Corp. ..........................        5,100             247,031
Ashland Oil, Inc. .....................        2,100              71,663
Burlington Resources, Inc. ............        5,800             228,013
Chevron Corp. .........................       30,500           2,596,312
Conoco Inc. ...........................       11,200             278,600
Exxon Mobil Corp. .....................      162,000          12,585,375
Kerr-McGee Corp. ......................        4,200             217,350

                                       See Notes to Portfolio of Investments. 17

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS LARGE CAP (CONTINUED)
================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
OIL (CONTINUED)
Occidental Petroleum Corp. ............       15,600       $     334,425
Phillips Petroleum Co. ................       12,000             569,250
Royal Dutch Petroleum Co. .............       99,800           5,726,025
Sunoco Inc. ...........................        2,400              72,750
Texaco, Inc. ..........................       24,900           1,232,550
Union Pacific Resources Group Inc. ....        6,700             128,556
Unocal Corp. ..........................       11,300             365,131
USX-Marathon Group ....................       13,300             310,056
                                                           ---------------
                                                              25,465,181
                                                           ---------------
OIL SERVICES (0.4%)
Rowan Co., Inc. + .....................        3,700             103,369
Schlumberger, Ltd. ....................       16,000           1,225,000
Tosco Corp. ...........................        6,600             211,612
Transocean Sedco Forex Inc. ...........        6,000             282,000
                                                           ---------------
                                                               1,821,981
                                                           ---------------
PRINT MEDIA (0.5%)
Dow Jones & Co., Inc. .................        2,400             155,700
Dun & Bradstreet Corp. ................        4,000             120,500
Equifax, Inc. .........................        3,800              92,863
Gannett Co., Inc. .....................        7,800             498,225
Harcourt General, Inc. ................        1,400              52,325
Knight-Ridder, Inc. ...................        2,000              98,125
McGraw-Hill Co., Inc. .................        5,200             273,000
Meredith Corp. ........................          900              25,031
New York Times Co. ....................        6,200             255,362
Times Mirror Co. ......................        1,200             117,075
Tribune Co. ...........................        6,300             244,913
                                                           ---------------
                                                               1,933,119
                                                           ---------------
PRODUCER GOODS (2.7%)
Allegheny Technologies Incorporated ...        3,200              77,400
Avery Dennison Corp. ..................        4,100             269,062
Cooper Industries, Inc. ...............        3,700             126,956
Corning, Inc. .........................        9,700           1,915,750
Danaher Corp. .........................        5,200             297,050
Dover Corp. ...........................        7,100             360,769
Ecolab, Inc. ..........................        4,000             156,250
Emerson Electric Co. ..................       12,300             674,962
FMC Corp. + ...........................          900              52,369
Grainger (W.W.), Inc. .................        2,000              86,750
Honeywell International Inc. ..........       21,750           1,218,000
Ikon Office Solutions, Inc. ...........        4,100              24,088
Illinois Tool Works, Inc. .............        8,600             550,937
Ingersoll-Rand Co. ....................        5,400             253,462
ITT Industries, Inc. ..................        1,400              44,188
Milacron, Inc. ........................          800              14,600
Millipore Corp. .......................        1,000              71,688
Minnesota Mining and Manufacturing Co.        11,600           1,003,400
Pall Corp. ............................        3,100              69,169
Parker-Hannifin Corp. .................        5,050             234,825
PPG Industries, Inc. ..................        5,400             293,625
Sherwin-Williams Co. ..................        6,300             156,712


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
PRODUCER GOODS (CONTINUED)
Thermo Electron Corp. + ...............        4,100       $      79,438
Timken Co. ............................        1,700              31,450
Tyco International Ltd. ...............       64,200           2,949,187
                                                           ---------------
                                                              11,012,087
                                                           ---------------
SEMICONDUCTORS AND ELECTRONICS (14.0%)
Adaptec, Inc. + .......................        4,700             126,900
ADC Telecommunications, Inc. + ........       13,800             838,350
Advanced Micro Devices Corp. + ........        7,200             631,800
Analog Devices, Inc. + ................       15,400           1,182,912
Andrew Corp. + ........................        2,300              67,706
Applied Materials, Inc. + .............       37,600           3,828,150
Comverse Technology, Inc. + ...........        6,600             588,638
Conexant Systems, Inc. + ..............        9,400             562,825
Intel Corp. ...........................      156,600          19,858,837
KLA Instruments Corp. + ...............        8,600             643,925
Linear Technology Corp. ...............       13,700             782,613
LSI Logic Corp. + .....................       13,600             850,000
Lucent Technologies, Inc. .............       89,900           5,590,656
Micron Technology, Inc. + .............        6,900             960,825
Molex, Inc. ...........................        4,375             240,352
Motorola, Inc. ........................       20,152           2,399,347
National Semiconductor Corp. + ........        7,500             455,625
Nortel Networks Corp. .................       39,700           4,496,025
QUALCOMM Inc. + .......................       27,300           2,960,344
Scientific-Atlanta, Inc. ..............        7,400             481,463
Solectron Corp. + .....................       16,000             749,000
Tellabs, Inc. + .......................        5,700             312,431
Teradyne, Inc. + ......................        7,700             847,000
Texas Instruments, Inc. ...............       38,000           6,189,250
Xilinx, Inc. + ........................       14,600           1,069,450
                                                           ---------------
                                                              56,714,424
                                                           ---------------
SPECIALTY CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ......        7,200             223,650
Engelhard Corp. .......................        3,900              68,494
Grace (W.R.) & Co. + ..................        2,400              31,200
Great Lakes Chemical Corp. ............        1,600              43,100
Praxair, Inc. .........................        5,000             222,187
Sigma-Aldrich Corp. ...................        3,500             102,813
                                                           ---------------
                                                                 691,444
                                                           ---------------
STEEL (0.1%)
Nucor Corp. ...........................        3,900             167,700
USX-US Steel Group, Inc. ..............        4,600             115,288
Worthington Industries ................        2,400              29,700
                                                           ---------------
                                                                 312,688
                                                           ---------------
SURFACE TRANSPORT (0.2%)
Burlington Northern Santa Fe Corp. ....       11,800             284,675
Kansas City Southern Industries, Inc. .        4,900             352,187
Union Pacific Corp. ...................        6,500             273,813
                                                           ---------------
                                                                 910,675
                                                           ---------------
TEXTILES AND APPAREL (0.1%)
Liz Claiborne, Inc. ...................        1,700              78,731

18 See Notes to Portfolio of Investments.

================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
TEXTILES AND APPAREL (CONTINUED)
Nike, Inc. ............................        4,700       $     204,156
Russell Corporation ...................          800              15,700
Springs Industries, Inc. ..............          300              12,319
VF Corp. ..............................        2,900              81,925
                                                           ---------------
                                                                 392,831
                                                           ---------------
TOBACCO (0.4%)
Nabisco Group Holdings Corp. ..........        8,400             108,150
Philip Morris Co., Inc. ...............       65,300           1,428,438
UST, Inc. .............................        3,800              57,000
                                                           ---------------
                                                               1,593,588
                                                           ---------------
TOTAL COMMON STOCKS
 (COST $313,345,759)                                         378,113,703
                                                           ---------------
                                          PRINCIPAL
                                           AMOUNT
                                         -------------
SHORT-TERM INVESTMENTS (6.8%)
Federal Farm Credit Bank,5.88%,05/01/00  $17,617,000          17,617,000
Federal Home Loan
 Mortgage,5.89%,05/16/00...............   10,000,000           9,975,458
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS                                  27,592,458
 (COST $27,592,458)                                        ---------------
TOTAL INVESTMENTS (COST
 $340,938,217)(a)                                            405,706,161

OTHER ASSETS LESS LIABILITIES                                   (789,020)
                                                           ---------------
TOTAL NET ASSETS                                           $ 404,917,141
                                                           ---------------

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $359,788,220. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.........................................  $  63,483,911
Unrealized losses........................................    (17,565,970)
                                                           --------------
 Net unrealized gain ....................................  $  45,917,941
                                                           ==============


+ Non-income producing security.

Category percentages are based on net assets.

                                       See Notes to Portfolio of Investments. 19

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS MID CAP
================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
COMMON STOCKS (96.0%)
AIR TRANSPORT (0.4%)
Alaska Air Group, Inc. + ...............        100        $      2,875
C.H. Robinson Worldwide, Inc. ..........        400              20,000
CNF Transportation, Inc. ...............        600              16,763
                                                           --------------
                                                                 39,638
                                                           --------------
AUTO PARTS AND HARDWARE (0.2%)
Bandag, Inc. ...........................        200               4,775
Carlisle Co., Inc. .....................        300              12,356
                                                           --------------
                                                                 17,131
                                                           --------------
AUTOMOTIVE (0.8%)
Arvin Industries, Inc. .................        300               6,525
Borg-Warner Automotive, Inc. ...........        400              16,725
Lear Corp. + ...........................      1,100              32,931
Meritor Automotive, Inc. ...............        900              13,500
Modine Manufacturing Co. ...............        300               6,619
Superior Industries International, Inc.         600              19,313
                                                           --------------
                                                                 95,613
                                                           --------------
BANKS AND THRIFTS (4.3%)
Associated Banc-Corp. ..................        600              15,338
Astoria Financial Corp. ................        600              16,538
CCB Financial Corp. ....................        400              15,825
Charter One Financial, Inc. ............      2,502              50,822
City National Corp. ....................        500              18,406
Compass Bancshares Inc. ................      1,100              20,350
Dime Bancorp, Inc. .....................      1,400              26,250
First Security Corp. ...................      1,800              25,425
First Virginia Banks, Inc. .............        500              18,250
FirstMerit Corp. .......................        800              13,100
GreenPoint Financial Corp. .............      1,100              20,487
Hibernia Corp. .........................      2,600              27,625
Keystone Financial, Inc. ...............        200               3,000
Marshall & Ilsley Corp. ................      1,200              55,725
Mercantile Bankshares Corp. ............        700              19,950
National Commerce Bancorporation .......      1,300              21,369
North Fork Bancorp, Inc. ...............      2,000              32,375
Pacific Century Financial Corp. ........        500              10,281
Provident Financial Group, Inc. ........        500              14,656
Sovereign Bancorp, Inc. ................        900               6,188
TCF Financial Corp. ....................        800              18,700
Webster Financial Corp. ................        200               4,275
WestAmerica Bancorp ....................        500              12,531
Wilmington Trust Corp. .................        200               9,225
Zions Bancorporation ...................        400              16,600
                                                           --------------
                                                                493,291
                                                           --------------
BIOTECH AND MEDICAL PRODUCTS (6.7%)
Acuson Corp. + .........................        400               4,925
Chiron Corp. + .........................      2,100              95,025
DENTSPLY International, Inc. ...........        500              14,531
Edwards Lifesciences Corporation + .....        700              10,500


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
BIOTECH AND MEDICAL PRODUCTS (CONTINUED)
Genzyme Corp. + ........................      1,000        $     48,813
Gilead Sciences, Inc. + ................        400              21,675
Incyte Pharmaceuticals, Inc. + .........        300              23,100
IVAX Corp. + ...........................      1,650              45,169
MedImmune, Inc. + ......................      1,400             223,912
Millennium Pharmaceuticals, Inc. + .....      1,100              87,312
MiniMed Inc. + .........................        600              73,763
Stryker Corp. ..........................      1,100              79,062
Sybron International Corp. + ...........      1,000              31,125
VISX, Inc. + ...........................        700              11,069
                                                           --------------
                                                                769,981
                                                           --------------
COMMERCIAL SERVICES (4.0%)
ACNielsen Corp. + ......................        700              16,144
Banta Corp. ............................        300               5,869
CheckFree Holdings Corporation + .......        500              25,406
Cintas Corp. ...........................      1,800              71,325
Concord EFS, Inc. + ....................      1,950              43,631
Convergys Corp. + ......................      1,600              70,400
Gartner Group, Inc. + ..................        900               9,731
Herman Miller, Inc. ....................        800              21,900
Kelly Services, Inc. ...................        500              11,781
Manpower, Inc. .........................        700              24,719
Modis Professional Services + ..........        900               6,806
NCO Group, Inc. + ......................        300              10,313
NOVA Corp. + ...........................        800              25,300
Ogden Corp. ............................        500               4,906
Robert Half International, Inc. + ......        800              48,900
Standard Register Co. ..................        500               6,531
Valassis Communications, Inc. + ........      1,000              34,062
Viad Corp. .............................        900              22,838
Wallace Computer Services, Inc. ........        500               5,469
                                                           --------------
                                                                466,031
                                                           --------------
CONGLOMERATE AND AEROSPACE (1.1%)
Cordant Technologies, Inc. .............        400              22,650
Lancaster Colony Corp. .................        700              18,375
Litton Industries, Inc. + ..............        500              21,719
Newport News Shipbuilding, Inc. ........        400              13,350
Pittston Brink's Group .................        400               6,550
Titan Corporation (The) + ..............      1,000              42,937
                                                           --------------
                                                                125,581
                                                           --------------
CONSUMER FINANCE (0.9%)
Comdisco, Inc. .........................      2,500              77,656
Finova Group, Inc. (The) ...............        400               5,125
GATX Corp. .............................        600              21,450
                                                           --------------
                                                                104,231
                                                           --------------
CONSUMER PRODUCTS (0.2%)
Blyth Industries, Inc. + ...............        600              17,813
Church & Dwight Co., Inc. ..............        400               7,150
                                                           --------------
                                                                 24,963
                                                           --------------

20 See Notes to Portfolio of Investments.

================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
CONSUMER SERVICES (2.5%)
Apollo Group, Inc. + ...................        300        $      8,700
Bob Evans Farms, Inc. ..................        200               2,613
Brinker International, Inc. + ..........      1,000              31,875
Buffets, Inc. + ........................        400               3,925
Devry, Inc. + ..........................        300               7,144
Electronic Arts, Inc. + ................        800              48,400
Lone Star Steakhouse & Saloon, Inc. + ..        400               4,725
Mandaley Resort Group + ................        400               7,550
Outback Steakhouse, Inc. + .............        750              24,562
Papa John's International, Inc. + ......        400              11,000
Park Place Entertainment Corp. + .......      5,100              65,344
Sotheby's Holdings, Inc. ...............      1,000              16,562
Starbucks Corp. + ......................      2,000              60,469
                                                           --------------
                                                                292,869
                                                           --------------
CONSUMER SPECIALTIES (0.3%)
Callaway Golf Co. ......................      1,100              18,287
International Game Technology + ........        700              17,063
                                                           --------------
                                                                 35,350
                                                           --------------
DATA AND IMAGING SERVICES (11.4%)
Acxiom Corp. + .........................        400              10,800
Affiliated Computer Services, Inc. + ...        600              19,875
CSG Systems International, Inc. + ......        600              27,715
DST Systems, Inc. + ....................        600              44,513
Fiserv, Inc. + .........................      1,300              59,719
GTECH Holdings Corp. + .................        400               8,300
Informix Corp. + .......................      3,400              37,400
Intuit Inc. + ..........................        800              28,750
Legato Systems, Inc. + .................        800              10,350
Macromedia, Inc. + .....................        500              43,500
Mentor Graphics Corp. + ................        300               3,938
Network Associates, Inc. + .............      2,200              55,962
NVIDIA Corp. + .........................        400              35,650
QLogic Corp. + .........................      1,500             150,469
Quantum Corp. ..........................      1,700              19,975
Rational Software Corp. + ..............        900              76,612
Reynolds And Reynolds Co. (The) ........        700              16,625
Siebel Systems, Inc. + .................      3,900             479,212
Sybase, Inc. + .........................      1,300              26,244
Symantec Corp. + .......................      1,200              74,925
Symbol Technologies, Inc. ..............      1,512              84,294
                                                           --------------
                                                              1,314,828
                                                           --------------
DISCRETIONARY RETAIL (4.6%)
Abercrombie & Fitch Co. + ..............      1,100              12,100
American Eagle Outfitters, Inc. + ......        800              13,600
Barnes & Noble, Inc. + .................        700              12,950
BJ's Wholesale Club, Inc. + ............      1,000              35,437
Borders Group, Inc. + ..................        900              14,288
CDW Computer Centers, Inc. + ...........        900              93,600
Dollar Tree Stores, Inc. + .............        900              52,087


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
DISCRETIONARY RETAIL (CONTINUED)
Family Dollar Stores, Inc. .............      1,600        $     30,500
Fastenal Co. ...........................        400              23,375
Land's End, Inc. + .....................        600              25,387
Neiman Marcus Group, Inc. (The) + ......      1,000              25,750
Officemax, Inc. + ......................      1,300               7,313
Payless ShoeSource, Inc. + .............        400              22,050
Ross Stores, Inc. ......................      1,800              37,350
Tiffany & Co. ..........................      1,400             101,762
Williams-Sonoma, Inc. + ................        500              17,313
                                                           --------------
                                                                524,862
                                                           --------------
DRUGS (0.5%)
Carter-Wallace, Inc. ...................        500              11,125
Forest Laboratories, Inc. + ............        400              33,625
ICN Pharmaceuticals, Inc. ..............        400              10,075
Perrigo Co. + ..........................        800               4,550
                                                           --------------
                                                                 59,375
                                                           --------------
ELECTRIC UTILITIES (7.6%)
Allegheny Energy, Inc. .................      1,000              30,375
Alliant Energy Corp. ...................        900              27,000
American Water Works Co., Inc. .........      1,000              22,687
Black Hills Corp. ......................        150               3,441
Calpine Corp. + ........................      1,300             118,950
Cleco Corp. ............................        200               6,888
CMP Group Inc. .........................        400              11,575
Conectiv, Inc. .........................        950              16,863
DPL Inc. ...............................      1,600              37,200
DQE, Inc. ..............................        900              34,425
Dynegy Inc. ............................      2,300             150,506
Energy East Corp. ......................      1,100              22,962
Hawaiian Electric Industries, Inc. .....        200               7,400
Idacorp Inc. ...........................        500              18,438
IPALCO Enterprises,  Inc. ..............      1,000              20,437
Kansas City Power & Light Co. ..........        700              17,981
LG&E Energy Corp. ......................        600              13,988
Minnesota Power, Inc. ..................        700              12,906
Montana Power Co. ......................        500              22,031
NiSource Inc. ..........................      1,500              27,750
Northeast Utilities Corp. + ............      1,300              27,950
NSTAR Corp..............................        600              26,437
OGE Energy Corp. .......................        700              13,869
Ohio Casualty Corp. ....................        700              11,638
Potomac Electric Power Co. .............      1,200              28,125
Public Service Co. of New Mexico .......        600              10,800
Puget Sound Energy, Inc. ...............      1,000              23,750
Scana Corp. ............................      1,000              25,875
Sierra Pacific Resources Corp. .........        700              10,588
Teco Energy, Inc. ......................      1,100              24,062
UtiliCorp United Inc. ..................      1,100              21,175
Wisconsin Energy Corp. .................      1,100              23,512
                                                           --------------
                                                                871,584
                                                           --------------

                                       See Notes to Portfolio of Investments. 21

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS MID CAP (CONTINUED)
================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
ELECTRICAL MACHINERY AND INSTRUMENTS (2.9%)
Beckman Coulter Inc. ...................        300        $     19,444
Diebold, Inc. ..........................        500              14,437
Harris Corp. ...........................        800              25,850
Hon Industries, Inc. ...................        800              19,950
Polycom, Inc. + ........................        600              47,475
SCI Systems, Inc. + ....................      2,200             117,150
Sensormatic Electronics Corp. + ........        900              15,019
Waters Corp. + .........................        800              75,800
                                                           --------------
                                                                335,125
                                                           --------------
ELECTRONIC MEDIA (2.3%)
Chris-Craft Industries, Inc. + .........        309              18,984
Hispanic Broadcasting Corp. + ..........        600              60,638
International Speedway Corp. ...........        500              21,500
Univision Communications, Inc. + .......      1,200             131,100
Westwood One, Inc. + ...................      1,000              35,375
                                                           --------------
                                                                267,597
                                                           --------------
FOOD AND BEVERAGE (1.6%)
Dean Foods Co. .........................        500              12,250
Dole Food Co., Inc. ....................        600              10,538
Dreyer's Grand Ice Cream, Inc. .........        500              12,000
Hormel Foods Corp. .....................      2,000              30,500
IBP, Inc. ..............................      1,800              29,700
Interstate Bakeries Corp. ..............        700               8,925
Lance, Inc. ............................        200               2,125
McCormick & Co., Inc. ..................      1,000              31,187
Suiza Foods Corp. + ....................        400              15,575
The J.M. Smucker Co. ...................        300               4,800
Universal Foods Corp. ..................        600               9,863
Whitman Corp. ..........................      1,500              17,156
                                                           --------------
                                                                184,619
                                                           --------------
FOOD AND DRUG RETAIL (0.4%)
Express Scripts, Inc. + ................        400              14,300
Hannaford Bros. Co. ....................        400              28,950
Ruddick Corp. ..........................        300               3,431
                                                           --------------
                                                                 46,681
                                                           --------------
FOREST PRODUCTS AND BUILDING MATERIALS (2.4%)
American Standard Companies, Inc. + ....      1,000              41,000
Bowater, Inc. ..........................        700              38,500
Chesapeake Corp. .......................        100               3,125
Consolidated Papers, Inc. ..............        900              34,087
Georgia-Pacific Corp. ..................        800              18,550
Glatfelter (P.H.) Co. ..................        500               5,375
Longview Fibre Company .................        700               8,925
Martin Marietta Materials, Inc. ........        500              26,500
Rayoner, Inc. ..........................        500              23,469
Sonoco Products Co. ....................        770              16,074
Southdown, Inc. ........................        400              23,250
USG Corp. ..............................        700              29,225
Wausau-Mosinee Paper Corp. .............        200               2,425
                                                           --------------
                                                                270,505
                                                           --------------


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
GAS UTILITIES (1.6%)
AGL Resources, Inc. ....................        600        $     10,500
KeySpan Energy Corp. ...................      2,200              64,625
Kinder Morgan Inc. .....................      1,100              33,344
MCN Energy Group, Inc. .................        900              22,444
National Fuel Gas Co. ..................        500              23,719
Questar Corp. ..........................        600              11,287
Vectren Corp. ..........................        300               6,038
Washington Gas Light Co. ...............        500              12,812
                                                           --------------
                                                                184,769
                                                           --------------
HEALTH SERVICES (1.3%)
Apria Healthcare Group, Inc. + .........      1,000              13,938
First Health Group Corp. + .............      1,000              30,437
Foundation Health Systems, Inc. + ......      1,400              14,087
Health Management Associates, Inc. + ...      1,100              17,531
Lincare Holdings Inc. + ................        500              15,250
Oxford Health Plans, Inc. + ............      1,000              19,000
PacifiCare Health Systems, Inc. + ......        500              25,719
Trigon Healthcare, Inc. + ..............        500              17,969
                                                           --------------
                                                                153,931
                                                           --------------
HOUSING AND FURNISHINGS (0.5%)
Furniture Brands International, Inc. +          800              14,950
Mohawk Industries, Inc. + ..............        800              19,850
Shaw Industries, Inc. + ................      1,300              20,556
                                                           --------------
                                                                 55,356
                                                           --------------
INDUSTRIAL SERVICES (0.1%)
Granite Construction, Inc. .............        450              10,688
Jacobs Engineering Group, Inc. + .......        100               3,131
                                                           --------------
                                                                 13,819
                                                           --------------
INSURANCE (2.0%)
Allmerica Financial Corp. ..............        800              43,300
AMBAC, Inc. ............................        700              33,600
Everest Re Group, Ltd. .................        500              14,625
Horace Mann Educators Corp. ............        500               7,281
HSB Group, Inc. ........................        200               5,800
Old Republic International Corp. .......         50                 713
PMI Group, Inc. (The) ..................        900              43,594
Protective Life Corp. ..................        700              16,669
ReliaStar Financial Corp. ..............        900              38,756
Unitrin, Inc. ..........................        600              20,250
                                                           --------------
                                                                224,588
                                                           --------------
INVESTMENT SERVICES (1.0%)
E*Trade Group,  Inc. + .................      1,300              27,950
Edwards (A.G.), Inc. ...................        900              33,863
Investment Technology Group, Inc. + ....        400              15,000
Legg Mason, Inc. .......................      1,000              37,812
                                                           --------------
                                                                114,625
                                                           --------------
MISCELLANEOUS METALS (0.2%)
Minerals Technologies Inc. .............        400              18,500
                                                           --------------
OIL (2.7%)
Devon Energy Corp. .....................      1,300              62,644

22 See Notes to Portfolio of Investments.

================================================================================


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
OIL (CONTINUED)
Lyondell Petrochemical Co. .............      1,300        $     23,887
Murphy Oil Corp. .......................        800              47,200
Noble Affiliates, Inc. .................        700              25,244
Ocean Energy, Inc. + ...................      2,900              37,519
Pioneer Natural Resources Company + ....      1,000              10,312
Santa Fe Snyder Corp. + ................      3,100              28,481
Ultramar Diamond Shamrock Corp. ........      1,800              44,550
Valero Energy Corp. ....................      1,200              34,800
                                                           --------------
                                                                314,637
                                                           --------------
OIL SERVICES (4.7%)
BJ Services Co. + ......................      1,500             105,375
Ensco International, Inc. ..............      2,300              76,331
Global Marine Inc. + ...................      2,400              57,600
Helmerich & Payne, Inc. ................        700              21,919
Nabors Industries, Inc. + ..............      1,600              63,100
Noble Drilling Corp. + .................      2,200              87,862
Smith International, Inc. + ............        700              53,200
Tidewater, Inc. ........................        700              20,825
Varco International,  Inc. + ...........        900              11,250
Weatherford International, Inc. ........      1,200              48,750
                                                           --------------
                                                                546,212
                                                           --------------
OTHER TELECOMMUNICATIONS (0.7%)
COMSAT Corp. ...........................        500              12,219
Telephone & Data Systems, Inc. .........        700              71,400
                                                           --------------
                                                                 83,619
                                                           --------------
PRINT MEDIA (1.7%)
Belo Corp. .............................      1,300              21,694
Harte-Hanks, Inc. ......................        400               9,900
Houghton Mifflin Co. ...................        400              16,625
Lee Enterprises, Inc. ..................        400               9,075
Media General, Inc. + ..................        100               4,919
Reader's Digest Association, Inc. (The)       1,000              32,000
Scholastic Corp. + .....................        200               9,337
Sungard Data Systems, Inc. + ...........      1,300              44,931
Washington Post Co. ....................        100              48,800
                                                           --------------
                                                                197,281
                                                           --------------
PRODUCER GOODS (4.0%)
Albany International Corp. + ...........        314               4,769
American Power Conversion Corp. + ......      2,900             102,406
AMETEK, Inc. ...........................        300               6,169
Donaldson Co., Inc. ....................        500              11,625
Energizer Holdings, Inc. + .............      1,100              18,769
Federal Signal Corp. ...................        100               2,031
Ferro Corp. ............................        400               9,150
Flowserve Corp. ........................        500               7,063
Fuller (H.B.) Co. ......................        200               7,688
Grant Prideco, Inc. + ..................      1,200              23,100
Hanover Compressor Co. + ...............        300              17,475
Harsco Corp. ...........................        400              11,875
Hubbell, Inc. + ........................        600              15,637


                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
PRODUCER GOODS (CONTINUED)
Imation Corp. + ........................        800        $     22,450
Kaydon Corp. ...........................        200               4,675
Kennametal, Inc. .......................        300               8,625
Mark IV Industries, Inc. ...............        600              12,712
Nordson Corp. ..........................        300              13,406
Pentair, Inc. ..........................        500              19,125
Precision Castparts Corp. ..............        300              12,525
RPM, Inc. ..............................        900               9,113
SPX Corp. + ............................        600              65,925
Tecumseh Products Co. ..................        400              18,575
Teleflex, Inc. .........................        400              13,825
Trinity Industries, Inc. ...............        400               8,900
UCAR International, Inc. + .............        200               2,638
York International Corp. ...............        500              12,062
                                                           --------------
                                                                462,313
                                                           --------------
SEMICONDUCTORS AND ELECTRONICS (17.8%)
ADTRAN, Inc. + .........................        700              47,294
ANTEC Corporation + ....................        400              21,500
Arrow Electronics, Inc. + ..............      1,900              83,244
Atmel Corp. + ..........................      5,000             244,687
Avnet, Inc. ............................        400              31,450
Cirrus Logic, Inc. + ...................        900              14,738
Cypress Semiconductor Corp. + ..........      2,100             109,069
Integrated Electric Services Inc. + ....      1,800              86,512
Jabil Circuit, Inc. + ..................      2,100              85,969
L-3 Communications Holdings, Inc. + ....        300              15,975
Maxim Integrated Products, Inc. + ......      5,700             369,431
Micrel, Inc. + .........................        500              43,250
Microchip Technology, Inc. + ...........      1,550              96,197
Novellus Systems, Inc. + ...............      2,100             140,044
Powerwave Technologies, Inc. + .........        200              41,612
Sanmina Corp. + ........................      1,500              90,094
Sawtek, Inc. + .........................        700              33,469
Synopsys, Inc. + .......................        700              29,400
Tech Data Corp. + ......................        900              37,744
Transwitch Corp. + .....................        700              61,644
TriQuint Semiconductor, Inc. + .........        600              61,687
Vishay Intertechnology, Inc. + .........      1,700             142,587
Vitesse Semiconductor Corp. + ..........      2,500             170,156
                                                           --------------
                                                              2,057,753
                                                           --------------
SPECIALTY CHEMICALS (1.5%)
Airgas, Inc. + .........................        800               4,700
Albemarle Corp. ........................        500              10,469
Cabot Corp. ............................        500              13,500
CK Witco Corp. .........................      1,346              15,815
Cytec Industries Inc. + ................        600              18,075
Dexter Corp. ...........................        200              10,975
Georgia Gulf Corp. .....................        400               9,625
Hanna (M.A.) Co. .......................        600               6,900
IMC Global, Inc. .......................      1,000              15,438

                                       See Notes to Portfolio of Investments. 23

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS MID CAP (CONTINUED)
================================================================================

                                            NUMBER OF          MARKET
                                             SHARES            VALUE
                                          -------------    ---------------
SPECIALTY CHEMICALS (CONTINUED)
Lubrizol Corp. (The) ...................      1,100        $     28,187
Olin Corp. .............................        700              12,425
Schulman (A.), Inc. ....................        400               5,150
Solutia, Inc. ..........................      1,100              14,988
Wellman, Inc. ..........................        400               8,550
                                                           --------------
                                                                174,797
                                                           --------------
STEEL (0.1%)
Carpenter Technology Corp. .............        300               6,019
Ryerson Tull Inc. ......................        300               3,712
                                                           --------------
                                                                  9,731
                                                           --------------
SURFACE TRANSPORT (0.3%)
Alexander & Baldwin, Inc. ..............        500              10,500
Arnold Industries, Inc. ................        200               2,338
Overseas Shipholding Group, Inc. .......        400              10,475
Swift Transportation Co., Inc. + .......        300               6,019
Wisconsin Central Transportation Co. + .        600               8,737
                                                           --------------
                                                                 38,069
                                                           --------------
TEXTILES AND APPAREL (0.4%)
Jones Apparel Group, Inc. + ............      1,250              37,109
Westpoint Stevens, Inc. + ..............        700              13,125
                                                           --------------
                                                                 50,234
                                                           --------------
TOBACCO (0.3%)
R.J. Reynolds Tobacco Holdings, Inc. ...      1,400              29,050
Universal Corp. ........................        300               5,663
                                                           --------------
                                                                 34,713
                                                           --------------
TOTAL COMMON STOCKS (COST $9,467,442)                        11,074,802
                                                           --------------
                                          PRINCIPAL
                                            AMOUNT
                                          ------------
SHORT-TERM INVESTMENTS (6.4%)
Federal Farm Credit Bank,5.88%,05/01/00    $736,000             736,000
                                                           --------------

TOTAL SHORT-TERM INVESTMENTS
 (COST $736,000)                                                736,000
                                                           --------------
TOTAL INVESTMENTS (COST $10,203,442)(a)                      11,810,802

OTHER ASSETS LESS LIABILITIES                                  (272,909)
                                                           --------------
TOTAL NET ASSETS                                            $11,537,893
                                                           ==============

NOTES TO PORTFOLIO OF INVESTMENTS
(a) The cost of investments for federal income tax purposes amounts to $10,594,408. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains........................                   $  2,223,570
Unrealized losses.......................                     (1,007,176)
                                                           --------------
 Net unrealized gain....................                   $  1,216,394
                                                           ==============


+ Non-income producing security.

Category percentages are based on net assets.

24 See Notes to Financial Statements.

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS SMALL CAP
================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
COMMON STOCKS (96.7%)
AIR TRANSPORT (1.0%)
Circle International Group, Inc. .........        300        $     7,969
EGL, Inc. + ..............................        300              6,881
Expeditors International of Washington,
 Inc......................................      1,000             42,750
Fritz Companies, Inc. + ..................        700              6,738
Mesa Air Group, Inc. + ...................        300              1,950
SkyWest, Inc. ............................        500             21,062
                                                             -------------
                                                                  87,350
                                                             -------------
AUTO PARTS AND HARDWARE (0.7%)
Audiovox Corp. + .........................        700             24,019
Barnes Group, Inc. .......................        400              6,775
CLARCOR, Inc. ............................        600             10,800
Standard Motor Products, Inc. ............        200              2,238
TBC Corp. + ..............................        500              2,750
Toro Co. .................................        300              9,225
WD-40 Co. ................................        200              3,987
Wynn's International, Inc. ...............        300              4,162
                                                             -------------
                                                                  63,956
                                                             -------------
AUTOMOTIVE (0.8%)
Gentex Corp. + ...........................      1,400             45,150
Mascotech Inc. ...........................        900             10,406
Monaco Coach Corp. + .....................        500              8,188
Simpson Industries, Inc. .................        400              4,125
                                                             -------------
                                                                  67,869
                                                             -------------
BANKS AND THRIFTS (4.6%)
Anchor Bancorp Wisconsin, Inc. ...........        200              3,150
Banknorth Group, Inc. ....................        500             11,938
Centura Banks, Inc. ......................        400             16,536
Chittenden Corp. .........................        600             15,937
Commerce Bancorp, Inc. ...................        605             24,011
Commercial Federal Corp. .................        500              7,781
Community First Bankshares, Inc. .........        900             15,188
Cullen/Frost Bankers, Inc. ...............      1,000             24,687
Downey Financial Corp. ...................        735             21,958
First Bancorp ............................        600             10,613
First Midwest Bancorp, Inc. ..............        800             19,900
Hudson United Bancorp ....................        948             21,389
MAF Bancorp, Inc. ........................        500              9,375
Provident Bankshares Corp. ...............        551              8,234
Queens County Bancorp, Inc. ..............        450              9,141
Silicon Valley Bancshares + ..............        700             43,225
Southwest Bancorporation of Texas, Inc. +         600             11,738
Staten Island Bancorp, Inc. ..............        800             13,750
Susquehanna Bancshares, Inc. .............        700              9,669
TrustCo Bank Corp. NY ....................      1,020             12,176
U.S. Trust Corp. + .......................        400             61,550
United Bankshares, Inc. ..................        400              8,725


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
BANKS AND THRIFTS (CONTINUED)
Whitney Holdings Corp. ...................        500        $    17,437
                                                             -------------
                                                                 398,108
                                                             -------------
BIOTECH AND MEDICAL PRODUCTS (7.9%)
ADAC Laboratories + ......................        400              6,000
Advanced Tissue Sciences, Inc. + .........      1,000              5,750
Alpharma, Inc. ...........................        600             23,175
Barr Laboratories, Inc. + ................        500             21,594
Bio-Technology General Corp. + ...........      1,300             18,281
Biomatrix, Inc. + ........................        400              7,625
Cephalon, Inc. + .........................      1,100             61,875
CONMED Corp. + ...........................        300              7,837
Cooper Companies, Inc. ...................        400             13,450
COR Therapeutics, Inc. + .................        500             38,094
Curative Health Services, Inc. + .........        300              1,791
Cygnus, Inc. + ...........................        500              6,250
Datascope Corp. + ........................        500             16,562
Diagnostic Products Corp. ................        300              9,206
Enzo Biochem, Inc. + .....................        800             32,400
Hanger Orthopedic Group, Inc. + ..........        400              2,000
Hologic, Inc. + ..........................        300              2,344
IDEC Pharmaceuticals Corp. + .............      1,100             70,400
IDEXX Laboratories, Inc. + ...............        700             18,375
Immune Response Corporation (The) + ......        500              4,188
Invacare Corp. ...........................        600             16,050
Liposome Co., Inc. + .....................        800             14,000
Mentor Corp. .............................        800             14,150
Noven Pharmaceuticals, Inc. + ............        600              7,050
Organogenesis Inc. + .....................        600              6,863
Osteotech, Inc. + ........................        300              2,138
Protein Design Labs, Inc. + ..............        600             60,900
Regeneron Pharmaceuticals + ..............        900             25,706
ResMed Inc. + ............................        900             30,600
Respironics, Inc. + ......................        600              9,750
Spacelabs Medical, Inc. + ................        200              2,375
Summit Technology, Inc. + ................        400              3,550
Sunrise Medical Inc. + ...................        500              2,625
Techne Corporation + .....................        700             49,787
Vertex Pharmaceutical, Inc. + ............        900             47,025
Vital Signs, Inc. ........................        300              6,000
Wesley Jessen VisionCare, Inc. + .........        400             15,750
                                                             -------------
                                                                 681,516
                                                             -------------
COMMERCIAL SERVICES (3.6%)
ABM Industries, Inc. .....................        400             10,100
ADVO, Inc. + .............................        700             21,000
Angelica Corp. ...........................        200              1,325
Bowne & Co., Inc. ........................        700              8,050
Catalina Marketing Corp. + ...............        400             40,500
CDI Corp. + ..............................        300              6,750
Consolidated Graphics, Inc. + ............        300              3,544
Copart, Inc. + ...........................      1,100             18,975

                                       See Notes to Portfolio of Investments. 25

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS SMALL CAP (CONTINUED)
================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
COMMERCIAL SERVICES (CONTINUED)
Cyrk International, Inc. + ...............        300        $     2,644
Dendrite International, Inc. + ...........        800             18,300
Fair Isaac & Co., Inc. ...................        300             12,694
Franklin Covey Co. + .....................        300              2,738
G&K Services,  Inc. ......................        200              4,900
HA-LO Industries, Inc. + .................        900              6,581
Harland (John H.) Co. ....................        600              9,225
Insurance Auto Autions, Inc. + ...........        300              4,987
Interim Services, Inc. + .................      1,200             20,550
Maximus, Inc. + ..........................        400              9,425
Profit Recovery Group International, Inc.
 (The) + .................................        400              7,025
Snyder Communications, Inc. + ............      1,400             33,250
Staffmark, Inc. + ........................        600              3,937
StarTek, Inc. + ..........................        300             15,412
True North Communications, Inc. ..........        900             37,069
Volt Information Sciences, Inc. + ........        300             10,369
                                                             -------------
                                                                 309,350
                                                             -------------
COMPUTERS (0.1%)
RadiSys Corporation + ....................        300             12,413
                                                             -------------
CONGLOMERATE AND AEROSPACE (1.2%)
AAR Corp. ................................        600              9,037
Alliant Techsystems, Inc. + ..............        200             13,925
Anixter International, Inc. + ............        800             26,950
BE Aerospace, Inc. + .....................        600              4,425
GenCorp, Inc. ............................      1,200             12,075
Kaman Corp. ..............................        500              5,313
Kroll O' Gara Co. (The) + ................        400              3,075
Orbital Sciences Corp. + .................        300              3,788
Teledyne Technologies Incorporated + .....        500              8,750
Tenneco Automotive Inc. ..................        700              6,212
Triarc Co., Inc. + .......................        500             10,312
                                                             -------------
                                                                 103,862
                                                             -------------
CONSUMER FINANCE (0.5%)
Aaron Rents, Inc. ........................        400              5,800
Americredit Corp. + ......................      1,500             28,031
Rollins Truck Leasing Corp. ..............        900              8,944
                                                             -------------
                                                                  42,775
                                                             -------------
CONSUMER SERVICES (2.5%)
Anchor Gaming + ..........................        300             12,075
Applebee's International, Inc. ...........        900             32,794
Aztar Corp. + ............................      1,200             14,325
CEC Entertainment, Inc. + ................        550             16,500
Cheesecake Factory, Inc. (The) + .........        400             16,375
Consolidated Products, Inc. + ............        250              2,281
GC Companies, Inc. + .....................        100              3,250
IHOP Corp. + .............................        400              6,500
Jack in the Box Inc. + ...................        800             19,600
Landry's Seafood Restaurants, Inc. + .....        500              4,313
Marcus Corp. .............................        300              3,206
Panera Bread Co. + .......................        200              1,613

                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
CONSUMER SERVICES (CONTINUED)
Pinnacle Entertainment, Inc. + ...........        500        $    10,031
Pre-Paid Legal Services, Inc. + ..........        400             12,800
Prime Hospitality Corp. + ................        900              8,325
Ruby Tuesday, Inc. .......................        600             12,562
Ryan's Family Steak Houses, Inc. + .......        800              7,825
Scotts Co. (The) + .......................        500             18,062
Sonic Corp. + ............................        450             12,516
                                                             -------------
                                                                 214,953
                                                             -------------
CONSUMER SPECIALTIES (1.1%)
Arctic Cat, Inc. .........................        600              6,037
Coachmen Industries, Inc. ................        200              3,088
Fossil, Inc. + ...........................        800             16,600
JAKKS Pacific, Inc. + ....................        400              7,350
K2 Inc. + ................................        300              2,138
Midway Games, Inc. + .....................        800              5,300
Polaris Industries, Inc. .................        500             15,312
Russ Berrie & Co., Inc. ..................        400              7,450
Sola International, Inc. + ...............        200                900
Sturm, Ruger & Co., Inc. .................        600              6,000
Thor Industries, Inc. ....................        300              8,081
THQ, Inc. + ..............................        350              5,425
Winnebago Industries, Inc. ...............        600             10,200
                                                             -------------
                                                                  93,881
                                                             -------------
DATA AND IMAGING SERVICES (13.2%)
American Management Systems, Inc. + ......        800             29,600
Analysts International Corp. .............        400              4,450
Apex Inc. + ..............................        700             20,694
Aspen Technology, Inc. + .................        700             24,762
Auspex Systems, Inc. + ...................        500              3,813
Avid Technology, Inc. + ..................        400              5,500
BISYS Group,  Inc. (The) + ...............        500             31,281
Black Box Corp. + ........................        500             38,469
Ciber, Inc. + ............................      1,200             21,675
Computer Task Group, Inc. ................        400              3,400
DBT Online, Inc. + .......................        400              7,875
Digi International, Inc. + ...............        200              1,088
eLoyalty Corporation + ...................        800             13,150
Epicor Software Corporation + ............        700              2,800
Exabyte Corporation + ....................        400              1,900
F.Y.I. Incorporated + ....................        400             10,725
FileNET Corp. + ..........................      1,100             32,312
Gerber Scientific, Inc. ..................        200              2,775
Great Plains Software, Inc. + ............        300             12,694
Harbinger Corp. + ........................      1,000             18,875
Henry (Jack) & Associates, Inc. ..........        800             31,600
HNC Software Inc. + ......................        400             19,800
Hyperion Solutions Corp. + ...............        800             24,262
InterVoice, Inc. + .......................        900             14,344
Itron, Inc. + ............................        300              1,725
Kronos, Inc. + ...........................        250              8,031

26 See Notes to Portfolio of Investments.

================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
DATA AND IMAGING SERVICES (CONTINUED)
MarchFirst, Inc. + .......................      2,800        $    59,675
Mercury Computer Systems, Inc. + .........        600             23,063
Mercury Interactive Corp. + ..............      2,600            234,000
National Computer Systems, Inc. ..........      1,100             56,581
National Data Corp. ......................        600             16,650
National Instruments Corp. + .............      1,300             63,375
Network Equipment Technology Inc. + ......        200              1,650
Pinnacle Systems, Inc. + .................      1,000             24,000
Progress Software Corp. + ................        900             18,000
Project Software & Development,  Inc. + ..        700             21,350
Proxim, Inc. + ...........................        400             30,775
QRS Corp. + ..............................        300              9,900
Remedy Corp. + ...........................      1,000             53,125
SAGA SYSTEMS, Inc. + .....................        700             13,038
SEI Investments Co. ......................        400             47,750
Standard Microsystems Corporation + ......        400              5,200
Verity, Inc. + ...........................      1,000             32,437
X-Rite, Inc. .............................        500              5,719
Xircom, Inc. + ...........................        600             23,662
Zixit Corp. + ............................        300             11,081
                                                             -------------
                                                               1,138,631
                                                             -------------
DISCRETIONARY RETAIL (3.3%)
99 Cents Only Stores + ...................        666             25,058
Ames Department Stores, Inc. + ...........        300              5,381
Bombay Company, Inc. + ...................        300              1,088
Books-A-Million, Inc. + ..................        200                813
Building Materials Holding Corp. + .......        300              3,000
Cash America International, Inc. .........        200              1,800
Cato Corp. (The) .........................        600              6,338
Cost Plus, Inc. + ........................        400             12,225
CPI Corp. ................................        200              4,775
Damark International, Inc. + .............        200              5,200
Dress Barn, Inc. + .......................        400              7,850
Footstar, Inc. + .........................        200              7,437
Goody's Family Clothing, Inc. + ..........        300              1,950
Gottschalks Inc. + .......................        300              1,781
Group 1 Automotive, Inc. + ...............        400              4,750
Hancock Fabrics, Inc. ....................        300              1,181
Insight Enterprises, Inc. + ..............        550             22,997
J. Baker, Inc. ...........................        400              2,600
Jo-Ann Stores, Inc. + ....................        400              3,725
Lillian Vernon Corp. .....................        100                950
Linens 'n Things, Inc. + .................        400             12,350
Men's Wearhouse, Inc. + ..................        750             16,078
Michaels Stores, Inc. + ..................        600             23,662
Midas, Inc. ..............................        100              2,531
New England Business Service, Inc. .......        300              4,950
O'Reilly Automotive, Inc. + ..............        400              5,400
Pacific Sunwear of California, Inc. + ....        650             22,141
Pier 1 Imports, Inc. .....................      1,900             21,612


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
DISCRETIONARY RETAIL (CONTINUED)
Regis Corp. ..............................        800        $     9,350
Shopko Stores, Inc. + ....................        600             10,725
The Pep Boys - Manny, Moe & Jack .........      1,000              6,313
Zale Corp. + .............................        700             28,875
                                                             -------------
                                                                 284,886
                                                             -------------
DRUGS (1.4%)
Alliance Pharmaceutical Corp. + ..........        900              7,144
Dura Pharmaceuticals, Inc. + .............        900             11,700
Jones Medical Industries, Inc. ...........      2,225             64,108
Medicis Pharmaceutical Corp. + ...........        700             30,625
North American Vaccine,  Inc. + ..........        500              1,875
Theragenics Corp. + ......................        600              5,962
                                                             -------------
                                                                 121,414
                                                             -------------
ELECTRIC UTILITIES (1.1%)
American States Water Co. ................        200              6,025
Bangor Hydro-Electric Co. ................        200              3,300
Central Vermont Public Service Corp. .....        300              3,263
CH Energy Group, Inc. ....................        400             13,175
Green Mountain Power Corp. ...............        200              1,500
Northwestern Corp. .......................        500             11,500
Philadelphia Suburban Water Corp. ........        786             18,864
United Illuminating Co. ..................        300             13,800
United Water Resources, Inc. .............        700             24,325
                                                             -------------
                                                                  95,752
                                                             -------------
ELECTRICAL MACHINERY AND INSTRUMENTS (2.9%)
Analogic Corp. ...........................        300             12,206
Checkpoint Systems, Inc. + ...............        500              4,469
Coherent, Inc. + .........................        800             46,250
Dionex Corp. + ...........................        400             14,550
Micros Systems, Inc. + ...................        400             16,100
Nashua Corp. + ...........................        100                800
RSA Security Inc. + ......................      1,000             58,687
Technitrol, Inc. .........................        500             34,000
Trimble Navigation Ltd. + ................        600             16,575
Varian Medical Systems, Inc. + ...........      1,100             44,000
                                                             -------------
                                                                 247,637
                                                             -------------
FOOD AND BEVERAGE (1.8%)
Agribrands International, Ltd + ..........        200              7,487
American Italian Pasta Co. + .............        300              7,425
Beringer Wine Estates Holdings, Inc. + ...        400             14,450
Canandiagua Brands, Inc. + ...............        400             20,150
Coca-Cola Bottling Co. ...................        200             10,200
Corn Products International, Inc. ........        300              7,200
Delta & Pine Land Co. ....................        700             14,700
Hain Food Group, Inc. (The) + ............        500             13,406
J&J Snack Foods Corp. + ..................        200              3,188
Michael Foods, Inc. ......................        400              8,575
Natures Sunshine Products, Inc. ..........        300              2,550
NBTY, Inc. + .............................      2,200             39,050

                                       See Notes to Portfolio of Investments. 27

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS SMALL CAP (CONTINUED)
================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
FOOD AND BEVERAGE (CONTINUED)
Ralcorp Holdings, Inc. + .................        300        $     4,144
                                                             -------------
                                                                 152,525
                                                             -------------
FOOD AND DRUG RETAIL (0.6%)
Casey's General Stores, Inc. .............        400              4,675
Fleming Companies, Inc. ..................        800             13,150
Nash-Finch Co. ...........................        200              1,475
Performance Food Group Company + .........        300              7,913
Whole Foods Market, Inc. + ...............        500             21,281
                                                             -------------
                                                                  48,494
                                                             -------------
FOREST PRODUCTS AND BUILDING MATERIALS (1.3%)
AptarGroup, Inc. .........................        700             19,950
Deltic Timber Corporation ................        100              2,200
Elcor Corp. ..............................        400             12,725
Florida Rock Industries, Inc. ............        400             12,950
Lennox International Inc. ................      1,202             10,142
Myers Industries, Inc. ...................        470              6,580
Pope & Talbot, Inc. ......................        500             10,594
Simpson Manufacturing Co., Inc. + ........        300             13,575
Texas Industries, Inc. ...................        500             16,312
Universal Forest Products, Inc. ..........        400              5,400
Watsco, Inc. .............................         50                644
                                                             -------------
                                                                 111,072
                                                             -------------
GAS UTILITIES (0.9%)
Cascade Natural Gas Corp. ................        300              4,838
Energen Corp. ............................        600             10,987
Laclede Gas Co. ..........................        200              3,925
New Jersey Resources Corp. ...............        400             16,100
Northwest Natural Gas Co. ................        500             11,000
Piedmont Natural Gas, Inc. ...............        600             16,950
Southwest Gas Corp. ......................        300              5,719
Southwestern Energy Co. ..................        500              4,250
                                                             -------------
                                                                  73,769
                                                             -------------
HEALTH SERVICES (2.5%)
Advance Paradigm, Inc. + .................        400              5,000
Bindley Western Industries, Inc. .........        633             11,038
Cerner Corp. + ...........................        700             15,444
Coventry Health Care, Inc. + .............      1,200             12,750
Laser Vision Centers, Inc. + .............        200                813
Magellan Health Services, Inc. + .........        800              3,000
MedQuist, Inc. + .........................        600             21,262
Orthodontic Centers of America, Inc. + ...        900             19,069
Owens & Minor, Inc. ......................        600              7,200
Patterson Dental Co. + ...................        700             33,687
Pharmaceutical Product Development, Inc. +        200              3,362
Priority Healthcare Corp. + ..............        569             31,508
Renal Care Group, Inc. + .................         50              1,116
Sierra Health Services, Inc. + ...........        200                713
Syncor International Corp. + .............        300             12,375
U.S. Oncology, Inc. + ....................        700              2,406


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
HEALTH SERVICES (CONTINUED)
Universal Health Services, Inc. + ........        600           $ 32,850
                                                             -------------
                                                                 213,593
                                                             -------------
HEAVY MACHINERY (0.6%)
Astec Industries, Inc. + .................        400             10,050
Gardner Denver Machinery, Inc. + .........        300              5,231
JLG Industries, Inc. .....................        800              7,600
Lindsay Manufacturing Co. ................        300              5,363
Manitowoc Co., Inc. (The) ................        550             18,253
Wabash National Corp. ....................        500              7,281
                                                             -------------
                                                                  53,778
                                                             -------------
HOUSING AND FURNISHINGS (2.2%)
Champion Enterprises, Inc. + .............        300              2,119
D.R. Horton, Inc. ........................      1,575             20,377
Dixie Group, Inc. + ......................        100                413
Enesco Group, Inc. .......................        200                900
Ethan Allen Interiors, Inc. ..............        750             20,016
Fedders Corp. ............................        700              4,112
Fleetwood Enterprises, Inc. ..............        300              4,387
Harman International Industries ..........        400             26,150
Interface, Inc. ..........................        500              1,813
La-Z-Boy, Inc. ...........................      1,200             18,825
Libbey Inc. ..............................        300              9,150
MDC Holdings, Inc. .......................        600             11,437
National Presto Industries, Inc. .........        100              3,450
Royal Appliance Mfg. Co. + ...............        300              1,538
Ryland Group, Inc. .......................        300              6,037
Salton, Inc. + ...........................        400             17,175
Skyline Corp. ............................        200              4,075
Standard Pacific Corp. ...................        600              6,037
Toll Brothers, Inc. + ....................        700             15,181
U.S. Home Corp. + ........................        300             10,744
Windmere-Durable Holdings, Inc. + ........        500              8,031
                                                             -------------
                                                                 191,967
                                                             -------------
INDUSTRIAL SERVICES (1.5%)
Butler Manufacturing Co. .................        200              4,713
Dycom Industries, Inc. + .................      1,025             53,300
Foster Wheeler Corp. .....................        700              6,431
Insituform Technologies, Inc. + ..........        900             30,206
Morrison Knudsen Corp. + .................      1,000              9,188
Tetra Technologies Inc. + ................        100              1,425
Tetra Technologies Inc. + ................        950             22,384
URS Corp. + ..............................        300              3,825
                                                             -------------
                                                                 131,472
                                                             -------------
INSURANCE (2.4%)
ChoicePoint Inc. + .......................        600             22,800
Delphi Financial Group, Inc. + ...........        448             12,908
E.W. Blanch Holdings, Inc. ...............        200              4,450
Fidelity National Financial, Inc. ........      1,300             19,175
First American Financial Corp. ...........      1,200             18,525
Gallagher (Arthur J.) & Co. ..............        800             29,800

28 See Notes to Portfolio of Investments.

================================================================================



                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
INSURANCE (CONTINUED)
Hilb, Rogal and Hamilton Co. .............        300        $     8,494
Hooper Holmes, Inc. ......................      2,200             38,225
Radian Group Inc. ........................        700             35,656
RLI Corp. ................................        200              6,425
SCPIE Holdings Inc. ......................        200              5,912
Selective Insurance Group, Inc. ..........        200              3,788
                                                             -------------
                                                                 206,158
                                                             -------------
INVESTMENT SERVICES (1.6%)
Dain Rauscher Corp. ......................        300             18,581
Eaton Vance Corp. ........................        900             38,081
Investors Financial Services Corp. .......        300             24,487
Jefferies Group, Inc. ....................        500             11,031
Morgan Keegan, Inc. ......................        600              9,563
National Discount Brokers Group, Inc. + ..        300              8,756
Pioneer Group, Inc. + ....................        500             14,000
Raymond James Financial, Inc. ............        900             18,113
                                                             -------------
                                                                 142,612
                                                             -------------
MAJOR TELECOMMUNICATIONS (0.5%)
Aspect Communications Corporation + ......      1,300             46,150
                                                             -------------
MISCELLANEOUS METALS (0.5%)
Amcol International Corp. ................        500              8,187
Brush Wellman, Inc. ......................        400              7,400
IMCO Recycling, Inc. .....................        300              3,094
Stillwater Mining Co. + ..................        800             22,400
                                                             -------------
                                                                  41,081
                                                             -------------
OIL (2.5%)
Barrett Resources Corp. + ................        600             19,050
Cabot Oil & Gas Corp. ....................        500              9,281
Cross Timbers Oil Co. ....................      1,300             18,769
HS Resources, Inc. + .....................        400              9,675
Louis Dreyfus Natural Gas Corp. + ........        800             22,400
Newfield Exploration Co. + ...............      1,000             40,625
Plains Resources Inc. + ..................        400              5,675
Pogo Producing Co. .......................      1,000             25,625
Remington Oil & Gas Corporation + ........        400              1,750
St. Mary Land & Exploration Co. ..........        300             10,125
Stone Energy Corp. + .....................        400             18,900
Vintage Petroleum, Inc. + ................      1,600             31,800
                                                             -------------
                                                                 213,675
                                                             -------------
OIL SERVICES (1.5%)
Atwood Oceanics, Inc. + ..................        400             24,250
Cal Dive International, Inc. + ...........        300             14,925
Dril-Quip, Inc. + ........................        200              8,125
Oceaneering International, Inc. + ........        500              8,625
Offshore Logistics, Inc. + ...............        400              4,850
Pride International, Inc. + ..............      1,200             27,150
SEACOR SMIT Holdings + ...................        200             12,250
Seitel, Inc. + ...........................        400              2,500
Tuboscope Inc. + .........................        900             15,637


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
OIL SERVICES (CONTINUED)
Veritas DGC, Inc. + ......................        500        $    12,000
                                                             -------------
                                                                 130,312
                                                             -------------
OTHER TELECOMMUNICATIONS (0.4%)
General Communication, Inc. + ............        900              4,500
P-Com, Inc. + ............................      1,400             15,138
Symmetricom, Inc. + ......................        400              4,750
TALK.com Inc. + ..........................      1,300             12,675
                                                             -------------
                                                                  37,063
                                                             -------------
PRINT MEDIA (0.5%)
BARRA, Inc. + ............................        300             12,638
Factset Research Systems, Inc. + .........      1,100             31,625
Thomas Nelson, Inc. ......................        300              2,100
                                                             -------------
                                                                  46,363
                                                             -------------
PRODUCER GOODS (7.1%)
Amcast Industrial Corp. ..................        200              1,738
Applied Industrial Technologies, Inc. ....        400              6,950
Applied Power, Inc. ......................        800             22,900
Baldor Electric Co. ......................        700             12,994
Belden, Inc. .............................        500             14,844
BMC Industries, Inc. .....................        500              2,500
Brady (W.H.) Co. .........................        500             14,687
Buckeye Technologies, Inc. + .............      1,000             19,125
C&D Technologies, Inc. ...................        400             25,775
Cable Design Technologies, Inc. + ........        800             27,400
Castle (A.M.) & Co. ......................        200              2,450
Commercial Metals Co. ....................        500             14,687
Commonwealth Industries, Inc. ............        200              1,500
CommScope, Inc. + ........................      1,700             80,750
CUNO Incorporated + ......................        300              8,137
Flow International Corporation + .........        300              3,375
Graco, Inc. ..............................        400             13,550
Griffon Corp. + ..........................        500              3,375
Hughes Supply, Inc. ......................        400              6,100
Idex Corp. ...............................        600             18,750
Intermagnetics General Corp. + ...........        300              3,656
Intermet Corp. ...........................        500              3,688
Ionics, Inc. + ...........................        200              4,700
Lawson Products, Inc. ....................        200              4,825
Material Sciences Corp. + ................        300              3,188
McWhorter Technologies, Inc. + ...........        200              3,025
Mueller Industries, Inc. + ...............        900             29,644
Omnova Solutions Inc. ....................        900              5,400
Paxar Corp. + ............................        900              9,169
Regal-Beloit Corp. .......................        400              7,225
Reliance Steel & Aluminum Co. ............        600             13,800
Robbins & Myers, Inc. ....................        300              7,313
Roper Industries, Inc. ...................        600             18,900
RTI International Metals, Inc. + .........        400              4,225
Scott Technologies, Inc. + ...............        400              7,800
SLI, Inc. + ..............................        700              9,975

                                       See Notes to Portfolio of Investments. 29

INDEX PLUS FUNDS
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
INDEX PLUS SMALL CAP (CONTINUED)
================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
PRODUCER GOODS (CONTINUED)
Smith (A.O.) Corp. .......................        500        $    10,281
Specialty Equipment Companies, Inc. + ....        400              8,250
SPS Technologies, Inc. + .................        300              9,412
Standex International Corp. ..............        300              4,931
Steel Technologies, Inc. .................        100                806
Thomas Industries, Inc. ..................        300              6,038
Tower Automotive, Inc. + .................        900             14,062
Tredegar Industries, Inc. ................        700             18,069
United Stationers, Inc. + ................        900             30,037
Valence Technology, Inc. + ...............        700             10,806
Valmont Industries, Inc. .................        400              7,950
Watts Industries, Inc. ...................        500              6,688
Wolverine Tube, Inc. + ...................        300              4,500
Zebra Technologies, Inc. + ...............        800             45,600
                                                             -------------
                                                                 615,550
                                                             -------------
SEMICONDUCTORS AND ELECTRONICS (18.8%)
Actel Corporation + ......................        600             22,088
Adaptive Broadband Corp. + ...............        700             22,750
Allen Telecom Inc. + .....................        500              8,875
Alpha Industries, Inc. + .................      1,400             72,800
American Xtal Technology, Inc. + .........        400              9,756
Artesyn Technologies, Inc. + .............        700             16,975
Benchmark Electronics, Inc. + ............        300             12,056
Brightpoint, Inc. + ......................      1,400             16,538
Burr-Brown Corp. + .......................      1,900            129,437
C-COR.net Corp. + ........................      1,100             43,037
C-Cube Microsystems, Inc. + ..............      1,400             89,950
Centigram Communications Corp. + .........        200              3,088
Cognex Corp. + ...........................      1,400             79,625
Cohu,  Inc. ..............................        700             26,644
CTS Corp. ................................        700             44,144
Cybex Computer Products Corp. + ..........        600             16,425
Dallas Semiconductor Corp. ...............      1,900             81,581
Digital Microwave Corp. + ................      2,400             88,650
Electro Scientific Industries, Inc. + ....        900             56,756
Electroglas, Inc. + ......................        600             23,250
Esterline Technologies Corp. + ...........        500              6,125
General Semiconductor Corp. + ............        700             14,000
Hadco Corp. + ............................        300             24,694
Harmon Industries, Inc. ..................        250              4,375
Helix Technology Corp. ...................        700             35,744
InaCom Corp. + ...........................        900              1,406
Innovex, Inc. ............................        300              2,625
Inter-Tel, Inc. ..........................        500             10,125
International Rectifier Corp. + ..........      2,100            103,162
KEMET Corp. + ............................      1,500            111,750
Kent Electronics Corp. + .................        700             20,431
Komag, Incorporated + ....................      1,000              2,938
Kulicke & Soffa Industries, Inc. + .......        800             62,650
Lattice Semiconductor Corp. + ............      1,600            107,800


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
SEMICONDUCTORS AND ELECTRONICS (CONTINUED)
Methode Electronics, Inc. ................        700             29,170
Park Electrochemical Corp. ...............        200              5,125
Phototronics, Inc. + .....................        500             16,656
Pioneer Standard Electronics Corp. .......        700             10,719
Plantronics, Inc. + ......................        300             26,550
Plexus Corp. + ...........................        600             45,975
Read-Rite Corporation + ..................        800              2,400
S3 Inc. + ................................      1,500             21,094
Silicon Valley Group, Inc. + .............      1,100             31,350
Speesfam International Inc. + ............        600              9,488
Three-Five Systems, Inc. + ...............        366             31,842
Vicor Corp. + ............................        800             20,800
                                                             -------------
                                                               1,623,419
                                                             -------------
SPECIALTY CHEMICALS (0.9%)
Cambrex Corp. ............................        500             20,500
Chemed Corp. .............................        200              5,975
ChemFirst Inc. ...........................        400              7,750
Geon Co. (The) ...........................        500             10,937
Mississippi Chemical Corporation .........        200              1,538
OM Group, Inc. ...........................        500             23,000
Penford Corp. ............................        100              1,688
Quaker Chemical Corp. ....................        200              3,362
                                                             -------------
                                                                  74,750
                                                             -------------
STEEL (0.2%)
Birmingham Steel Corporation .............        300              1,275
Quanex Corp. .............................        300              4,913
Steel Dynamics, Inc. + ...................        900             10,237
                                                             -------------
                                                                  16,425
                                                             -------------
SURFACE TRANSPORT (1.3%)
American Freightways Corp. + .............        600             11,175
Arkansas Best Corp. + ....................        600              7,762
Heartland Express, Inc. + ................        600             10,125
Kirby Corp. + ............................        500             10,344
Landstar Systems, Inc. + .................        300             17,175
M.S. Carriers, Inc. + ....................        300              7,125
U.S. Freightways Corp. ...................        600             27,975
Werner Enterprises, Inc. .................        425              7,969
Yellow Corp. + ...........................        500              9,531
                                                             -------------
                                                                 109,181
                                                             -------------
TEXTILES AND APPAREL (1.2%)
Ashworth, Inc. + .........................        200                975
Brown Shoe Co., Inc. .....................        400              4,100
Guilford Mills, Inc. .....................        300              2,475
Haggar Corp. .............................        100              1,306
Hartmarx Corp. + .........................        600              1,500
Justin Industries, Inc. ..................        700             12,775
Kellwood Co. .............................        500              8,562
Nautica Enterprises, Inc. + ..............        800              9,000
Oshkosh B'Gosh, Inc. .....................        300              4,838
Oxford Industries, Inc. ..................        200              3,400


30 See Notes to Portfolio of Investments.

================================================================================


                                            NUMBER OF          MARKET
                                              SHARES            VALUE
                                            ------------     -------------
TEXTILES AND APPAREL (CONTINUED)
Phillips-Van Heusen Corp. ................        500        $     4,219
Quiksilver, Inc. + .......................        400              7,550
Stride Rite Corp. ........................        400              3,375
Timberland Co. (The) + ...................        400             27,750
Wolverine World Wide, Inc. ...............      1,100             13,200
                                                             -------------
                                                                 105,025
                                                             -------------
TOBACCO (0.0%)
Schweitzer-Mauduit International, Inc. ...        300              4,369
                                                             -------------
TOTAL COMMON STOCKS (COST $7,017,979)                          8,353,156
                                                             -------------
                                            PRINCIPAL
                                              AMOUNT
                                            ------------
SHORT-TERM INVESTMENTS (3.2%)

Federal Farm Credit Bank, 5.88%, 05/01/00  $  275,000            275,000
                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $275,000)                                                 275,000
                                                             -------------
TOTAL INVESTMENTS (COST $7,292,979)(a)                         8,628,156
                                                             -------------
OTHER ASSETS LESS LIABILITIES                                     12,644
                                                             -------------
TOTAL NET ASSETS                                              $8,640,800
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $7,438,065. Unrealized gains and losses, based on identified tax cost at April 30, 2000, are as follows:

Unrealized gains.............................                 $1,973,298
Unrealized losses............................                   (783,207)
                                                             -------------
 Net unrealized gain.........................                 $1,190,091
                                                             =============

+ Non-income producing security.

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 31

INDEX PLUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)
================================================================================


ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Fund shares sold .....................................................
 Reimbursement from Investment Adviser ................................
Prepaid expenses ......................................................
Deferred organizational expenses ......................................
       Total assets ...................................................
LIABILITIES:
Payable for:
 Dividends to shareholders ............................................
 Investments purchased ................................................
 Fund shares redeemed .................................................
Other liabilities .....................................................
       Total liabilities ..............................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid-in capital .......................................................
Net unrealized gain (loss) on investments .............................
Undistributed (distributions in excess of) net investment income ......
Accumulated net realized gain (loss) on investments ...................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES, $.001 PAR VALUE:
Class I:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .....................................
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ................................................
 Offering price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .....................................
Class C:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .....................................

32 See Notes to Financial Statements.

================================================================================


           INDEX PLUS BOND   INDEX PLUS LARGE CAP  INDEX PLUS MID CAP   INDEX PLUS SMALL CAP
           ----------------  --------------------  ------------------  ----------------------
             $12,508,896        $405,706,161          $11,810,802           $8,628,156
                  87,516                 657                  268                  964

                 183,668             246,956                7,298                3,632
                      --             485,811               10,400               22,050
                      --           1,937,871               42,230                4,262
                   4,018                  --                4,940                4,925
                      97               1,086                   60                   51
                      --               2,608                   --                   --
             -----------        ------------          -----------           ----------
              12,784,195         408,381,150           11,875,998            8,664,040
             -----------        ------------          -----------           ----------

                  52,805                  --                   --                   --
                      --           2,815,657              309,294                   --
                     350             328,529                2,525                   --
                  16,910             319,823               26,286               23,240
             -----------        ------------          -----------           ----------
                  70,065           3,464,009              338,105               23,240
             -----------        ------------          -----------           ----------
             $12,714,130        $404,917,141          $11,537,893           $8,640,800
             ===========        ============          ===========           ==========

             $13,482,224        $350,962,069          $ 8,732,201           $7,696,060
                (510,209)         64,767,944            1,607,360            1,335,177
                  29,928             225,895                  (36)              (9,933)
                (287,813)        (11,038,767)           1,198,368             (380,504)
             -----------        ------------          -----------           ----------
             $12,714,130        $404,917,141          $11,537,893           $8,640,800
             ===========        ============          ===========           ==========

             $13,019,105        $340,938,217          $10,203,442           $7,292,979

               1,222,670           8,808,977              275,334              443,131
             $11,616,041        $167,132,755          $ 3,813,848           $4,878,259
             $      9.50        $      18.97          $     13.85           $    11.01

                  61,744           8,646,262              438,375              265,738
             $   587,131        $162,905,041          $ 6,054,113           $2,915,622
             $      9.51        $      18.84          $     13.81           $    10.97
             $      9.80        $      19.42          $     14.24           $    11.31

                  24,349           1,527,030               50,666               24,507
             $   231,046        $ 28,773,445          $   697,858           $  266,887
             $      9.49        $      18.84          $     13.77           $    10.89

                  29,485           2,449,838               70,771               53,246
             $   279,912        $ 46,105,900          $   972,074           $  580,032
             $      9.49        $      18.82          $     13.74           $    10.89

                                           See Notes to Financial Statements. 33

INDEX PLUS FUNDS
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
================================================================================


INVESTMENT INCOME:
Dividends ..............................................................
Interest ...............................................................

Foreign taxes withheld on dividends ....................................
     Total investment income ...........................................
INVESTMENT EXPENSES:
Investment advisory fees ...............................................
Administrative services fees ...........................................
Distribution plan fees - Class A .......................................
Distribution plan fees - Class B .......................................
Distribution plan fees - Class C .......................................
Shareholder services fees - Class B ....................................
Shareholder services fees - Class C ....................................
Organizational expenses ................................................
Printing and postage fees ..............................................
Custody fees ...........................................................
Transfer agent fees ....................................................
Audit fees .............................................................
Directors' fees ........................................................
Registration fees ......................................................
Miscellaneous expenses .................................................
Expenses before reimbursement and waiver from Investment Adviser .......
Expense reimbursement and waiver from Investment Adviser ...............
     Net investment expenses ...........................................
Net investment income (loss) ...........................................
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ...........................................................
 Futures contracts .....................................................
     Net realized gain (loss) on investments ...........................
Net change in unrealized gain or loss on:
 Investments ...........................................................
 Futures contracts .....................................................
     Net change in unrealized gain or loss on investments ..............
Net realized and change in unrealized gain or loss on investments ......
Net increase in net assets resulting from operations ...................

34 See Notes to Financial Statements.

================================================================================

          INDEX PLUS BOND    INDEX PLUS LARGE CAP    INDEX PLUS MID CAP    INDEX PLUS SMALL CAP
         ------------------  ---------------------  --------------------  ----------------------

             $      --           $ 1,691,464            $   50,936              $ 28,595
               471,569               452,784                 7,781                 3,904
             ---------           -----------            ----------              --------
               471,569             2,144,248                58,717                32,499
                    --                (2,462)                   --                    (7)
             ---------           -----------            ----------              --------
               471,569             2,141,786                58,717                32,492
             ---------           -----------            ----------              --------

                24,576               771,168                23,465                20,244
                 7,022               171,371                 5,215                 4,499
                 1,756               158,321                 5,689                 3,547
                 1,116                87,318                 2,105                 1,032
                   710               100,106                 1,815                 1,511
                   372                29,106                   702                   344
                   355                50,053                   907                   756
                    --                   797                    --                    --
                 2,457                10,013                 1,859                 1,883
                 4,060                15,276                14,019                11,183
                12,788               103,256                14,747                15,023
                10,767                12,026                10,251                10,239
                   229                 4,903                   184                   149
                 3,835                31,359                 3,791                 3,975
                   507                 9,850                   368                   316
             ---------           -----------            ----------              --------
                70,550             1,554,923                85,117                74,701
               (23,919)                   --               (34,695)              (33,663)
             ---------           -----------            ----------              --------
                46,631             1,554,923                50,422                41,038
             ---------           -----------            ----------              --------
               424,938               586,863                 8,295                (8,546)
             ---------           -----------            ----------              --------

              (201,090)           (5,559,009)            1,340,949               104,215
                    --               159,738               (27,594)                1,814
             ---------           -----------            ----------              --------
              (201,090)           (5,399,271)            1,313,355               106,029
             ---------           -----------            ----------              --------

               (21,435)           30,788,271             1,098,143               837,277
                    --              (223,159)                   --                    --
             ---------           -----------            ----------              --------
               (21,435)           30,565,112             1,098,143               837,277
             ---------           -----------            ----------              --------
              (222,525)           25,165,841             2,411,498               943,306
             ---------           -----------            ----------              --------
             $ 202,413           $25,752,704            $2,419,793              $934,760
             =========           ===========            ==========              ========

                                           See Notes to Financial Statements. 35

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                     INDEX PLUS BOND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $   424,938       $   828,995
Net realized loss on investments...........      (201,090)          (86,722)
Net change in unrealized gain or loss on
 investments...............................       (21,435)         (648,317)
                                              -----------       -----------
 Net increase in net assets resulting from
 operations................................       202,413            93,956
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
  From net investment income...............      (373,784)         (744,930)
  From net realized gains..................            --           (37,966)
Class A:
  From net investment income...............       (40,380)          (39,680)
  From net realized gains..................            --              (860)
Class B:
  From net investment income...............        (7,669)           (8,071)
Class C:
  From net investment income................       (7,638)           (9,934)
  From net realized gains...................            --             (530)
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders..........................      (429,471)         (841,971)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares sold.................        1,000           168,879
  Net asset value of shares issued upon
   reinvestment of distributions............        1,029             2,545
  Payments for shares redeemed..............   (1,523,750)       (1,087,208)
Class A:
  Proceeds from shares sold.................      117,584         1,403,133
  Net asset value of shares issued upon
   reinvestment of distributions............       18,414            23,245
  Payments for shares redeemed..............   (1,053,068)         (158,957)
Class B:
  Proceeds from shares sold.................        3,894           480,036
  Net asset value of shares issued upon
   reinvestment of distributions............        5,884             3,487
  Payments for shares redeemed..............     (100,942)         (149,126)
Class C:
  Proceeds from shares sold.................       89,458           160,344
  Net asset value of shares issued upon
   reinvestment of distributions............        5,575             5,989
  Payments for shares redeemed..............      (40,404)          (44,246)
                                              -----------       -----------
 Net increase (decrease) in net assets from
  fund share transactions...................   (2,475,326)          808,121
                                              -----------       -----------
Net change in net assets...................    (2,702,384)           60,106
NET ASSETS:
Beginning of period........................    15,416,514        15,356,408
                                              -----------       -----------
End of period..............................   $12,714,130       $15,416,514
                                              ===========       ===========
End of period net assets includes
 undistributed net investment income.......   $    29,928       $    34,461
                                              ===========       ===========

36 See Notes to Financial Statements.

================================================================================


                                                     INDEX PLUS BOND
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold....................           105            16,676
  Number of shares issued upon reinvestment
   of distributions........................           108               256
  Number of shares redeemed................      (160,866)         (109,206)
                                              -----------       -----------
 Net decrease..............................      (160,653)          (92,274)
                                              ===========       ===========
Class A:
  Number of shares sold....................        12,297           143,678
  Number of shares issued upon reinvestment
   of distributions........................         1,930             2,374
  Number of shares redeemed................      (109,778)          (16,373)
                                              -----------       -----------
 Net increase (decrease)...................       (95,551)          129,679
                                              ===========       ===========
Class B:
  Number of shares sold....................           405            49,103
  Number of shares issued upon reinvestment
   of distributions........................           618               361
  Number of shares redeemed................       (10,610)          (15,528)
                                              -----------       -----------
 Net increase (decrease)...................        (9,587)           33,936
                                              ===========       ===========
Class C:
  Number of shares sold....................         9,290            16,019
  Number of shares issued upon reinvestment
   of distributions........................           585               610
  Number of shares redeemed................        (4,198)           (4,496)
                                              -----------       -----------
 Net increase..............................         5,677            12,133
                                              ===========       ===========

                                           See Notes to Financial Statements. 37

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                   INDEX PLUS LARGE CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................  $    586,863      $    733,693
Net realized loss on investments...........    (5,399,271)       (4,864,872)
Net change in unrealized gain or loss on
 investments...............................    30,565,112        29,829,138
                                             ------------      ------------
 Net increase in net assets resulting from
 operations................................    25,752,704        25,697,959
                                             ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
  From net investment income...............      (684,783)         (217,266)
  From net realized gains on investments...            --          (616,050)
Class A:
  From net investment income...............      (328,600)          (36,703)
  From net realized gains on investments...            --          (138,693)
Class C:
  From net investment income...............        (4,054)           (8,165)
  From net realized gains on investments...            --           (30,913)
                                             ------------      ------------
 Decrease in net assets from distributions
  to shareholders..........................    (1,017,437)       (1,047,790)
                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares sold................    49,887,551       123,564,191
  Net asset value of shares issued upon
   reinvestment of distributions...........       683,738           832,206
  Payments for shares redeemed.............   (36,460,116)      (31,063,653)
Class A:
  Proceeds from shares sold................    82,390,341        76,328,975
  Net asset value of shares issued upon
   reinvestment of distributions...........       317,610           174,888
  Payments for shares redeemed.............   (10,119,418)       (6,767,588)
Class B:
  Proceeds from shares sold................    11,246,650        17,206,409
  Payments for shares redeemed.............    (1,496,777)         (421,110)
Class C:
  Proceeds from shares sold................    16,683,026        31,854,025
  Net asset value of shares issued upon
   reinvestment of distributions...........         3,404            22,714
  Payments for shares redeemed.............    (7,064,577)       (1,272,815)
                                             ------------      ------------
 Net increase in net assets from fund share
  transactions.............................   106,071,432       210,458,242
                                             ------------      ------------
Net change in net assets...................   130,806,699       235,108,411
NET ASSETS:
Beginning of period........................   274,110,442        39,002,031
                                             ------------      ------------
End of period..............................  $404,917,141      $274,110,442
                                             ============      ============
End of period net assets includes
 undistributed net investment income.......  $    225,895      $    656,469
                                             ============      ============

38 See Notes to Financial Statements.

                                                   INDEX PLUS LARGE CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
 Number of shares sold.....................     2,653,462         7,611,866
 Number of shares issued upon reinvestment
  of distributions.........................        37,506            53,313
 Number of shares redeemed.................    (1,968,947)       (1,877,284)
                                             ------------      ------------
 Net increase..............................       722,021         5,787,895
                                             ============      ============
Class A:
 Number of shares sold.....................     4,460,383         4,646,032
 Number of shares issued upon reinvestment
  of distributions.........................        17,528            11,254
 Number of shares redeemed.................      (549,650)         (408,016)
                                             ------------      ------------
 Net increase..............................     3,928,261         4,249,270
                                             ============      ============
Class B:
 Number of shares sold.....................       606,991         1,026,548
 Number of shares redeemed.................       (80,970)          (25,539)
                                             ------------      ------------
 Net increase..............................       526,021         1,001,009
                                             ============      ============
Class C:
 Number of shares sold.....................       902,831         1,939,788
 Number of shares issued upon reinvestment
  of distributions.........................           188             1,459
 Number of shares redeemed.................      (383,008)          (77,634)
                                             ------------      ------------
 Net increase..............................       520,011         1,863,613
                                             ============      ============

                                           See Notes to Financial Statements. 39

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                    INDEX PLUS MID CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income .....................   $     8,295       $    43,231
Net realized gain on investments...........     1,313,355         1,588,978
Net change in unrealized gain or loss on
 investments...............................     1,098,143           152,005
                                              -----------       -----------
 Net increase in net assets resulting from
 operations................................     2,419,793         1,784,214
                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
  From net investment income................       (33,860)          (35,512)
  From net realized gains on investments....      (942,732)               --
Class A:
  From net investment income................       (12,792)             (951)
  From net realized gains on investments....      (503,197)               --
Class B:
  From net realized gains on investments....       (65,596)               --
Class C:
  From net investment income................          (150)             (580)
  From net realized gains on investments....       (80,996)               --
                                              -----------       -----------
 Decrease in net assets from distributions
  to shareholders...........................    (1,639,323)          (37,043)
                                              -----------       -----------
FROM FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares sold................        20,247           124,107
  Net asset value of shares issued upon
   reinvestment of distributions...........        20,254               356
  Payments for shares redeemed.............    (3,125,342)       (1,848,210)
Class A:
  Proceeds from shares sold................     2,094,545         3,195,101
  Net asset value of shares issued upon
   reinvestment of distributions...........       496,267               555
  Payments for shares redeemed.............      (512,199)         (194,298)
Class B:
  Proceeds from shares sold................       152,418           550,809
  Net asset value of shares issued upon
   reinvestment of distributions...........        58,588                --
  Payments for shares redeemed.............       (20,831)         (116,936)
Class C:
  Proceeds from shares sold................       318,322           516,053
  Net asset value of shares issued upon
   reinvestment of distributions...........        68,245               304
  Payments for shares redeemed.............       (15,804)         (137,307)
                                              -----------       -----------
 Net increase (decrease) in net assets from
  fund share transactions..................      (445,290)        2,090,534
                                              -----------       -----------
Net change in net assets...................       335,180         3,837,705
NET ASSETS:
Beginning of period........................    11,202,713         7,365,008
                                              -----------       -----------
End of period..............................   $11,537,893       $11,202,713
                                              ===========       ===========
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................   $       (36)      $    38,471
                                              ===========       ===========

40 See Notes to Financial Statements.

                                                    INDEX PLUS MID CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------


SHARE TRANSACTIONS:
Class I:
  Number of shares sold....................         1,613            10,664
  Number of shares issued upon reinvestment
   of distributions........................         1,795                30
  Number of shares redeemed................      (264,105)         (149,958)
                                              -----------       -----------
 Net decrease..............................      (260,697)         (139,264)
                                              ===========       ===========
Class A:
  Number of shares sold....................       163,288           260,944
  Number of shares issued upon reinvestment
   of distributions........................        44,074                48
  Number of shares redeemed................       (40,217)          (15,743)
                                              -----------       -----------
 Net increase..............................       167,145           245,249
                                              ===========       ===========
Class B:
  Number of shares sold....................        11,822            44,836
  Number of shares issued upon reinvestment
   of distributions........................         5,203                --
  Number of shares redeemed................        (1,684)           (9,511)
                                              -----------       -----------
 Net increase..............................        15,341            35,325
                                              ===========       ===========
Class C:
  Number of shares sold....................        24,919            43,093
  Number of shares issued upon reinvestment
   of distributions........................         6,083                --
  Number of shares redeemed................        (1,254)          (11,786)
                                              -----------       -----------
 Net increase..............................        29,748            31,307
                                              ===========       ===========

                                           See Notes to Financial Statements. 41

INDEX PLUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
================================================================================

                                                   INDEX PLUS SMALL CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
FROM OPERATIONS:
Net investment income (loss) ..............   $    (8,546)      $    9,883
Net realized gain (loss) on investments....       106,029         (167,307)
Net change in unrealized gain or loss on
 investments...............................       837,277          995,209
                                              -----------       ----------
 Net increase in net assets resulting from
  operations...............................       934,760          837,785
                                              -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Class I:
  From net investment income...............        (8,308)         (15,585)
Class A:
  From net investment income...............            --             (800)
Class C:
  From net investment income...............            --               (9)
                                              -----------       ----------
 Decrease in net assets from distributions
  to shareholders..........................        (8,308)         (16,394)
                                              -----------       ----------
FROM FUND SHARE TRANSACTIONS:
Class I:
  Proceeds from shares sold................         7,451          126,685
  Net asset value of shares issued upon
   reinvestment of distributions...........           208              212
  Payments for shares redeemed.............    (1,587,135)        (798,957)
Class A:
  Proceeds from shares sold................     1,166,211        2,285,453
  Net asset value of shares issued upon
   reinvestment of distributions...........            --              645
  Payments for shares redeemed.............      (875,876)        (371,781)
Class B:
  Proceeds from shares sold................       120,285          299,701
  Payments for shares redeemed.............       (76,223)        (114,572)
Class C:
  Proceeds from shares sold................       142,464          518,898
  Net asset value of shares issued upon
   reinvestment of distributions...........            --                5
  Payments for shares redeemed.............      (214,886)        (102,098)
                                              -----------       ----------
 Net increase (decrease) in net assets from
  fund share transactions..................    (1,317,501)       1,844,191
                                              -----------       ----------
Net change in net assets...................      (391,049)       2,665,582
NET ASSETS:
Beginning of period........................     9,031,849        6,366,267
                                              -----------       ----------
End of period..............................   $ 8,640,800       $9,031,849
                                              ===========       ==========
End of period net assets includes
 undistributed (distributions in excess of)
 net investment income.....................   $    (9,933)      $    6,921
                                              ===========       ==========

42 See Notes to Financial Statements.

                                                   INDEX PLUS SMALL CAP
                                             --------------------------------
                                               SIX MONTH
                                              PERIOD ENDED
                                             APRIL 30, 2000      YEAR ENDED
                                              (UNAUDITED)     OCTOBER 31, 1999
                                             --------------   ----------------
SHARE TRANSACTIONS:
Class I:
  Number of shares sold....................           698           13,243
  Number of shares issued upon reinvestment
   of distributions........................            20               22
  Number of shares redeemed................      (150,437)         (81,146)
                                              -----------       ----------
 Net decrease..............................      (149,719)         (67,881)
                                              ===========       ==========
Class A:
  Number of shares sold....................       108,707          235,936
  Number of shares issued upon reinvestment
   of distributions........................            --               67
  Number of shares redeemed................       (79,667)         (38,716)
                                              -----------       ----------
 Net increase..............................        29,040          197,287
                                              ===========       ==========
Class B:
  Number of shares sold....................        11,289           31,286
  Number of shares redeemed................        (6,360)         (11,708)
                                              -----------       ----------
 Net increase..............................         4,929           19,578
                                              ===========       ==========
Class C:
  Number of shares sold....................        13,205           53,101
  Number of shares issued upon reinvestment
   of distributions........................            --                1
  Number of shares redeemed................       (19,562)         (11,056)
                                              -----------       ----------
 Net increase (decrease)...................        (6,357)          42,046
                                              ===========       ==========

                                           See Notes to Financial Statements. 43

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)
===============================================================================

1. ORGANIZATION

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers four funds (each a Fund; collectively, the Funds) Aetna Index Plus Bond Fund (Index Plus Bond), Aetna Index Plus Large Cap Fund (Index Plus Large Cap), Aetna Index Plus Mid Cap Fund (Index Plus Mid Cap) and Aetna Index Plus Small Cap Fund (Index Plus Small Cap).

The Funds are authorized to offer four classes of shares, Class I, Class A, Class B and Class C. Class I is offered principally to institutions. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  CLASS I: No sales charges or distribution fees.

  CLASS A: Generally, subject to a front-end sales charge; distribution fees of 0.25% (of average net assets of the class per year).

  CLASS B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares within six years of purchase; distribution fees of 0.75%; service fees of 0.25%; automatic conversion to Class A shares after eight years.

  CLASS C: No front-end sales charge; CDSC on redemptions made within 18 months of purchase; distribution fees of 0.50%; service fees of 0.25%.

Shares in each Class were first made available to the public on the following dates:

                                 CLASS I             CLASS A          CLASS B            CLASS C
                                 -------             -------          -------            -------
INDEX PLUS BOND             February 4, 1998     February 4, 1998    March 1, 1999    June 30, 1998
INDEX PLUS LARGE CAP        December 10, 1996    February 3, 1997    March 1, 1999    June 30, 1998
INDEX PLUS MID CAP          February 3, 1998     February 3, 1998    March 1, 1999    June 30, 1998
INDEX PLUS SMALL CAP        February 3, 1998     February 3, 1998    March 1, 1999    June 30, 1998

The following is each Fund's investment objective:

  INDEX PLUS BOND seeks maximum total return, consistent with preservation of capital, primarily through investment in a diversified portfolio of fixed-income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of approximately 6,900 securities.

  INDEX PLUS LARGE CAP seeks to outperform the total return performance of the Standard and Poor's 500 Composite Index, while maintaining a market level of risk.

  INDEX PLUS MID CAP seeks to outperform the total return performance of the Standard and Poor's MidCap 400 Index, while maintaining a market level of risk.

  INDEX PLUS SMALL CAP seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index, while maintaining a market level of risk.

===============================================================================

Aeltus Investment Management, Inc. (Aeltus) serves as the investment adviser to each Fund. Aeltus Capital, Inc. (ACI) is each Fund's principal underwriter. Aeltus and ACI are indirect wholly owned subsidiaries of Aetna Inc. (Aetna).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Funds have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities, with the exception of high yield securities, maturing in more than sixty days for which market quotations are readily available are valued at the mean of the last bid and asked price. High yield securities are priced at bid by external pricing sources or brokers making a market in the security. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board or Directors (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
===============================================================================
C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any. Illiquid and restricted securities are valued using market quotations when readily available.

D. FEDERAL INCOME TAXES

Each Fund has met the requirements to be taxed as a regulated investment company for the fiscal year ended October 31, 1999, and intends to meet the requirements for the current year. As such, each Fund is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code
(Code). Furthermore, by distributing substantially all of its net taxable investment income and capital gains during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal income taxes.

E. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. LINE OF CREDIT

Certain series of the Company (including the Funds), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. For its services as Agent, Citibank, N.A. received an agent fee of $200,000. In addition, the revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unutilized amount of the credit facility. Each of the participating series will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The revolving credit facility became effective on November 30, 1999. No borrowings from the line of credit have been made as of April 30, 2000.

G. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

================================================================================

H. DEFERRED ORGANIZATIONAL COSTS

Index Plus Large Cap paid organizational expenses in connection with its start-up and initial registration. Organizational expenses are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares representing initial capital of Index Plus Large Cap are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding immediately preceding the redemption.

3. INVESTMENT ADVISORY, SHAREHOLDER SERVICES AND DISTRIBUTION FEES

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. As each Fund's net assets exceed predetermined thresholds, lower advisory fees apply. Below are the Funds' investment advisory fee ranges and the annual effective rates before waivers as of April 30, 2000:

                           FEE          EFFECTIVE
                          RANGE            RATE
                          -----         ---------
Index Plus Bond         0.35%-0.275%      0.35%
Index Plus Large Cap    0.45%-0.375%      0.45%
Index Plus Mid Cap      0.45%-0.375%      0.45%
Index Plus Small Cap    0.45%-0.375%      0.45%

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its average daily net assets.

Aeltus has entered into a Service Agreement with Aetna Life Insurance and Annuity Company (ALIAC) under which ALIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ALIAC. In exchange for these services, Aeltus pays ALIAC a fee of up to 0.225% of the average daily assets associated with these shares. For the period November 1, 1999 through April 30, 2000, Aeltus paid ALIAC $193,755.

The Company has adopted a Shareholder Services Plan for the Class B and Class C shares. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class B and Class C shares. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A, Class B and Class C shares. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A , 0.75% of the average daily net assets of Class B and 0.50% of the average daily net assets for Class C shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A, Class B and Class C shares. The Distribution Plan may be terminated as to each class of shares upon a majority vote of the Company's independent directors. Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and service fees incurred in connection with Class B and Class C shares.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus is contractually obligated through December 31, 2000 to reimburse each Fund for some or all of its operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Fund's yield and total return. Actual expenses for the period ended April 30, 2000 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

INDEX PLUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2000 (UNAUDITED)
===============================================================================

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2000 were:

                                          COST OF PURCHASES     PROCEEDS FROM SALES
                                          -----------------     -------------------
Index Plus Bond                               $5,256,436             $7,268,807
Index Plus Large Cap                         288,251,450            191,211,349
Index Plus Mid Cap                             7,984,186             10,791,501
Index Plus Small Cap                           5,589,430              6,975,375

6. CAPITAL LOSS CARRYFORWARDS

It is the policy of each of the Funds to reduce future distributions of realized gains to shareholders to the extent of capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of April 30, 2000, the following capital loss carryforwards had been incurred:


                                                       YEAR OF EXPIRATION
                               TOTAL CAPITAL LOSS     --------------------
                                 CARRYFORWARD         2006           2007
                                 ------------         -----          ----
Index Plus Bond                     $80,699         $     --      $   80,699
Index Plus Large Cap              2,432,377               --       2,432,377
Index Plus Small Cap                436,149          246,235         189,914

7. AUTHORIZED CAPITAL SHARES

The Company is authorized to issue a total of 14.8 billion shares. Of those 14.8 billion shares, each of the Funds have been allocated 100 million shares each of Class I, Class A, Class B and Class C. As of April 30, 2000, the following shares of the Funds were owned by ALIAC and its affiliates:

                                          CLASS I   CLASS A   CLASS B    CLASS C
                                          -------   -------   -------    -------
Index Plus Bond                          1,219,775       --      --       7,814
Index Plus Large Cap                     3,805,509       --      --          --
Index Plus Mid Cap                         261,857   10,000      --          --
Index Plus Small Cap                       434,443   10,000      --          --

INDEX PLUS FUNDS
ADDITIONAL INFORMATION
APRIL 30, 2000 (UNAUDITED)
================================================================================

FUND CLOSURE

On March 1, 2000, the Board of Directors considered and agreed to submit to shareholders a proposal by Aeltus to liquidate Aetna Index Plus Bond Fund. The Fund was closed to new direct investors on March 6, 2000 and to new retirement plan investors on May 15, 2000. If approved by shareholders at the July 28, 2000 meeting, the liquidation will occur on or about September 1, 2000.

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS
INDEX PLUS BOND
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 4, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS I             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................   $  9.65         $ 10.14          $ 10.00
                              -------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.29            0.54+            0.40+
 Net realized and change in
  unrealized gain or loss
  on investments ..........     (0.15)          (0.51)            0.14
                              -------         -------          -------
   Total income from
    investment operations .      0.14            0.03             0.54
                              -------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.29)          (0.52)           (0.40)
                              -------         -------          -------
   Total distributions ....     (0.29)          (0.52)           (0.40)
                              -------         -------          -------
Net asset value, end of
 period....................   $  9.50         $  9.65          $ 10.14
                              =======         =======          =======

Total return ..............      1.48%           0.61%            5.48%
Net assets, end of period
 (000's)...................   $11,616         $13,342          $14,958
Ratio of net investment
 expenses to average net
 assets....................      0.60%(1)        0.60%            0.60%(1)
Ratio of net investment
 income to average net
 assets....................      6.10%(1)        5.49%            5.39%(1)
Ratio of expenses before
 reimbursement and
 waiver to average net
 assets....................      0.94%(1)        1.23%            1.42%(1)
Portfolio turnover rate ...     38.59%          32.66%           20.86%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

50 See Notes to Financial Statements.

INDEX PLUS BOND
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 4, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS A             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................    $ 9.65          $10.14             $10.00
                               ------          ------             ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.32            0.52+              0.38+
 Net realized and change in
  unrealized gain or loss on
  investments..............     (0.18)          (0.51)              0.14
                               ------          ------             ------
   Total income from
    investment operations .      0.14            0.01               0.52
                               ------          ------             ------
LESS DISTRIBUTIONS:
 From net investment income     (0.28)          (0.50)             (0.38)
                               ------          ------             ------
   Total distributions ....     (0.28)          (0.50)             (0.38)
                               ------          ------             ------
Net asset value, end of
 period....................    $ 9.51          $ 9.65             $10.14
                               ======          ======             ======

Total return ..............      1.46%           0.37%              5.29%
Net assets, end of period
 (000's)...................    $  587          $1,518             $  280
Ratio of net investment
 expenses to average net
 assets....................      0.85%(1)        0.85%              0.85%(1)
Ratio of net investment
 income to average net
 assets....................      5.85%(1)        5.24%              5.14%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.19%(1)        1.48%              1.67%(1)
Portfolio turnover rate ...     38.59%          32.66%             20.86%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 51

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS BOND
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...    $ 9.64                $ 9.93
                                            ------                ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................      0.27                  0.30+
 Net realized and change in unrealized
  gain or loss on investments ..........     (0.17)                (0.30)
                                            ------                ------
   Total income from investment
    operations..........................      0.10                    --
                                            ------                ------
LESS DISTRIBUTIONS:
 From net investment income ............     (0.25)                (0.29)
                                            ------                ------
   Total distributions .................     (0.25)                (0.29)
                                            ------                ------
Net asset value, end of period .........    $ 9.49                $ 9.64
                                            ======                ======

Total return ...........................      1.01%                (0.01)%
Net assets, end of period (000's) ......    $  231                $  327
Ratio of net investment expenses to
 average net assets ....................      1.60%(1)              1.60%(1)
Ratio of net investment income to
 average net assets ....................      5.10%(1)              4.49%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......      1.94%(1)              2.23%(1)
Portfolio turnover rate ................     38.59%                32.66%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

52 See Notes to Financial Statements.

INDEX PLUS BOND
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................    $ 9.64           $10.13           $10.01
                               ------           ------           ------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ....      0.25             0.47+            0.16+
 Net realized and change in
  unrealized gain or loss on
  investments..............     (0.15)           (0.51)            0.11
                               ------           ------           ------
   Total income from
    investment operations .      0.10            (0.04)            0.27
                               ------           ------           ------
LESS DISTRIBUTIONS:
 From net investment income     (0.25)           (0.45)           (0.15)
                               ------           ------           ------
   Total distributions ....     (0.25)           (0.45)           (0.15)
                               ------           ------           ------
Net asset value, end of
 period....................    $ 9.49           $ 9.64           $10.13
                               ======           ======           ======

Total return ..............      1.10%           (0.13)%           2.75%
Net assets, end of period
 (000's)...................    $  280           $  229           $  118
Ratio of net investment
 expenses to average net
 assets....................      1.35%(1)         1.35%            1.35%(1)
Ratio of net investment
 income to average net
 assets....................      5.35%(1)         4.74%            4.64%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.69%(1)         1.98%            2.17%(1)
Portfolio turnover rate ...     38.59%           32.66%           20.86%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 53

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                       PERIOD FROM
                          SIX MONTH                                 DECEMBER 10, 1996
                         PERIOD ENDED   YEAR ENDED   YEAR ENDED     (COMMENCEMENT OF
                        APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,       OPERATIONS)
       CLASS I           (UNAUDITED)       1999         1998       TO OCTOBER 31, 1997
----------------------  --------------  -----------  -----------   -------------------

Net asset value,
 beginning of period .   $  17.48        $  13.78     $ 12.43          $ 10.00
                         --------        --------     -------          -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income       0.04            0.11+       0.13+            0.12+
 Net realized and
  change in unrealized
  gain or loss on
  investments.........       1.53            3.86        2.57             2.33
                         --------        --------     -------          -------
   Total income from
    investment
    operations........       1.57            3.97        2.70             2.45
                         --------        --------     -------          -------
LESS DISTRIBUTIONS:
 From net investment
  income..............      (0.08)          (0.07)      (0.13)           (0.02)
 From net realized
  gains on investments         --           (0.20)      (1.22)              --
                         --------        --------     -------          -------
   Total distributions      (0.08)          (0.27)      (1.35)           (0.02)
                         --------        --------     -------          -------
Net asset value, end
 of period ...........   $  18.97        $  17.48     $ 13.78          $ 12.43
                         ========        ========     =======          =======

Total return .........       9.02%          29.05%      23.46%           24.49%
Net assets, end of
 period (000's) ......   $167,133        $141,377     $31,671          $10,876
Ratio of net
 investment expenses
 to average net assets       0.66%(1)        0.70%       0.70%            0.70%(1)
Ratio of net
 investment income to
 average net assets ..       0.59%(1)        0.67%       0.96%            1.15%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........         --            0.75%       1.17%            1.95%(1)
Portfolio turnover
 rate.................      56.26%          72.14%     124.16%           82.31%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

54 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                       PERIOD FROM
                          SIX MONTH                                 FEBRUARY 3, 1997
                         PERIOD ENDED   YEAR ENDED   YEAR ENDED     (DATE OF INITIAL
                        APRIL 30, 2000  OCTOBER 31,  OCTOBER 31,    PUBLIC OFFERING)
       CLASS A           (UNAUDITED)       1999         1998       TO OCTOBER 31, 1997
----------------------  --------------  -----------  -----------   -------------------
Net asset value,
 beginning of period .   $  17.36        $ 13.70      $ 12.36            $10.57
                         --------        -------      -------            ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income       0.04           0.07+        0.09+             0.02+
 Net realized and
  change in unrealized
  gain or loss on
  investments..........      1.50           3.84         2.56              1.77
                         --------        -------      -------            ------
   Total income from
    investment
    operations........       1.54           3.91         2.65              1.79
                         --------        -------      -------            ------
LESS DISTRIBUTIONS:
 From net investment
  income..............      (0.06)         (0.05)       (0.09)               --
 From net realized
  gains on investments         --          (0.20)       (1.22)               --
                         --------        -------      -------            ------
   Total distributions      (0.06)         (0.25)       (1.31)               --
                         --------        -------      -------            ------
Net asset value, end
 of period ...........   $  18.84        $ 17.36      $ 13.70            $12.36
                         ========        =======      =======            ======

Total return .........       8.90%         28.78%       23.09%            16.93%
Net assets, end of
 period (000's) ......   $162,905        $81,908      $ 6,422            $1,833
Ratio of net
 investment expenses
 to average net assets       0.91%(1)       0.95%        0.99%             1.45%(1)
Ratio of net
 investment income to
 average net assets ..       0.34%(1)       0.42%        0.67%             0.16%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........         --           1.00%        1.46%             2.98%(1)
Portfolio turnover
 rate.................      56.26%         72.14%      124.16%            82.31%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 55

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS LARGE CAP
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...      $ 17.37            $ 15.68
                                              -------            -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        (0.02)             (0.04)+
 Net realized and change in unrealized
  gain or loss on investments ..........         1.49               1.73
                                              -------            -------
   Total income from investment
    operations..........................         1.47               1.69
                                              -------            -------
Net asset value, end of period .........      $ 18.84            $ 17.37
                                              =======            =======

Total return ...........................         8.46%             10.78%
Net assets, end of period (000's) ......      $28,773            $17,386
Ratio of net investment expenses to
 average net assets ....................         1.66%(1)           1.70%(1)
Ratio of net investment income to
 average net assets ....................        (0.41)%(1)         (0.32)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......           --               1.75%(1)
Portfolio turnover rate ................        56.26%             72.14%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

56 See Notes to Financial Statements.

INDEX PLUS LARGE CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $ 17.33       $ 13.74            $ 14.17
                                -------       -------            -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....       (0.01)        (0.01)+             0.01+
 Net realized and change in
  unrealized gain or loss on
  investments..............        1.52          3.85              (0.44)
                                -------       -------            -------
   Total income from
    investment operations .        1.51          3.84              (0.43)
                                -------       -------            -------
LESS DISTRIBUTIONS:
 From net investment income       (0.02)        (0.05)                --
 From net realized gains on
  investmets...............          --         (0.20)                --
                                -------       -------            -------
   Total distributions ....       (0.02)        (0.25)                --
                                -------       -------            -------
Net asset value, end of
 period....................     $ 18.82       $ 17.33            $ 13.74
                                =======       =======            =======

Total return ..............        8.61%        28.17%             (3.04)%
Net assets, end of period
 (000's)...................     $46,106       $33,439            $   910
Ratio of net investment
 expenses to average net
 assets....................        1.41%(1)      1.45%              1.43%(1)
Ratio of net investment
 income to average net
 assets....................       (0.16)%(1)    (0.07)%             0.23%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....          --          1.50%              1.90%(1)
Portfolio turnover rate ...       56.26%        72.14%            124.16%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 57

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
================================================================================

Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 3, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS I             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................      $12.70       $ 10.36          $ 10.00
                                 ------       -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....          --          0.07+            0.04+
 Net realized and change in
  unrealized gain or loss on
  investments..............        2.99          2.32             0.32
                                 ------       -------          -------
   Total income from
    investment operations .        2.99          2.39             0.36
                                 ------       -------          -------
LESS DISTRIBUTIONS:
 From net investment income       (0.06)        (0.05)              --
 From net realized gains on
  investments..............       (1.78)           --               --
                                 ------       -------          -------
   Total distributions ....       (1.84)        (0.05)              --
                                 ------       -------          -------
Net asset value, end of
 period....................      $13.85       $ 12.70          $ 10.36
                                 ======       =======          =======

Total return ..............       26.90%        23.14%            3.60%
Net assets, end of period
 (000's)...................      $3,814       $ 6,806          $ 6,996
Ratio of net investment
 expenses to average net
 assets....................        0.75%(1)      0.75%            0.75%(1)
Ratio of net investment
 income to average net
 assets....................        0.37%(1)      0.55%            0.57%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....        1.41%(1)      1.78%            2.51%(1)
Portfolio turnover rate ...       77.22%       130.93%          129.87%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

58 See Notes to Financial Statements.

INDEX PLUS MID CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 3, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS A             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................    $12.66         $ 10.34          $ 10.00
                               ------         -------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      0.03            0.04+            0.02+
 Net realized and change in
  unrealized gain or loss on
  investments..............      2.95            2.32             0.32
                               ------         -------          -------
   Total income from
    investment operations .      2.98            2.36             0.34
                               ------         -------          -------
LESS DISTRIBUTIONS:
 From net investment income     (0.05)          (0.04)              --
 From net realized gains on
  investments..............     (1.78)             --               --
                               ------         -------          -------
   Total distributions ....     (1.83)          (0.04)              --
                               ------         -------          -------
Net asset value, end of
 period....................    $13.81         $ 12.66          $ 10.34
                               ======         =======          =======

Total return ..............     26.79%          22.81%            3.40%
Net assets, end of period
 (000's)...................    $6,054         $ 3,434          $   269
Ratio of net investment
 expenses to average net
 assets....................      1.00%(1)        1.00%            1.00%(1)
Ratio of net investment
 income to average net
 assets....................      0.12%(1)        0.30%            0.32%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....      1.66%(1)        2.03%            2.76%(1)
Portfolio turnover rate ...     77.22%         130.93%          129.87%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 59

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS MID CAP
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------

Net asset value, beginning of period ...   $12.61             $ 11.23
                                           ------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................    (0.03)              (0.04)+
 Net realized and change in unrealized
  gain or loss on investments ..........     2.95                1.42
                                           ------             -------
   Total income from investment
    operations..........................     2.92                1.38
                                           ------             -------
LESS DISTRIBUTIONS:
 From net realized gains on investments     (1.76)                 --
                                           ------             -------
   Total distributions .................    (1.76)                 --
                                           ------             -------
Net asset value, end of period .........   $13.77             $ 12.61
                                           ======             =======

Total return ...........................    26.29%              12.29%
Net assets, end of period (000's) ......   $  698             $   446
Ratio of net investment expenses to
 average net assets ....................     1.75%(1)            1.75%(1)
Ratio of net investment income to
 average net assets ....................    (0.63)%(1)          (0.45)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......     2.41%(1)            2.78%(1)
Portfolio turnover rate ................    77.22%             130.93%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

60 See Notes to Financial Statements.

INDEX PLUS MID CAP
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................     $12.59        $ 10.33           $ 10.92
                                ------        -------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.03)         (0.02)+           (0.01)+
 Net realized and change in
  unrealized gain or loss on
  investments..............       2.96           2.31             (0.58)
                                ------        -------           -------
   Total income from
    investment operations .       2.93           2.29             (0.59)
                                ------        -------           -------
LESS DISTRIBUTIONS:
 From net investment income         --          (0.03)               --
 From net realized gains...      (1.78)            --                --
                                ------        -------           -------
   Total distributions ....      (1.78)         (0.03)               --
                                ------        -------           -------
Net asset value, end of
 period....................     $13.74        $ 12.59           $ 10.33
                                ======        =======           =======

Total return ..............      26.50%         22.19%            (5.40)%
Net assets, end of period
 (000's)...................     $  972        $   516           $   100
Ratio of net investment
 expenses to average net
 assets....................       1.50%(1)       1.50%             1.50%(1)
Ratio of net investment
 income to average net
 assets....................      (0.38)%(1)     (0.20)%           (0.18)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.16%(1)       2.53%             3.26%(1)
Portfolio turnover rate ...      77.22%        130.93%           129.87%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 61

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 3, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS I             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $ 9.95         $ 8.87          $ 10.00
                                ------         ------          -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.01)          0.02+            0.02+
 Net realized and change in
  unrealized gain or loss on
  investments..............       1.08           1.08            (1.15)
                                ------         ------          -------
   Total income from
    investment operations .       1.07           1.10            (1.13)
                                ------         ------          -------
LESS DISTRIBUTIONS:
 From net investment income      (0.01)         (0.02)              --
                                ------         ------          -------
   Total distributions ....      (0.01)         (0.02)              --
                                ------         ------          -------
Net asset value, end of
 period....................     $11.01         $ 9.95          $  8.87
                                ======         ======          =======

Total return ..............      10.81%         12.46%          (11.30)%
Net assets, end of period
 (000's)...................     $4,878         $5,902          $ 5,862
Ratio of net investment
 expenses to average net
 assets....................       0.75%(1)       0.75%            0.75%(1)
Ratio of net investment
 income to average net
 assets....................      (0.03)%(1)      0.22%            0.25%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       1.50%(1)       2.03%            2.63%(1)
Portfolio turnover rate ...      63.32%         85.28%          100.41%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

62 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                    FEBRUARY 3, 1998
                              PERIOD ENDED   YEAR ENDED     (COMMENCEMENT OF
                             APRIL 30, 2000  OCTOBER 31,       OPERATIONS)
          CLASS A             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------
Net asset value, beginning
 of period ................     $ 9.92        $ 8.86           $ 10.00
                                ------        ------           -------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ....      (0.02)           -- +              -- +
 Net realized and change in
  unrealized gain or loss on
  investments..............       1.07          1.07             (1.14)
                                ------        ------           -------
   Total income from
    investment operations .       1.05          1.07             (1.14)
                                ------        ------           -------
LESS DISTRIBUTIONS:
 From net investment income         --         (0.01)               --
                                ------        ------           -------
   Total distributions ....         --         (0.01)               --
                                ------        ------           -------
Net asset value, end of
 period....................      10.97        $ 9.92           $  8.86
                                ======        ======           =======

Total return ..............      10.58%        12.13%           (11.40)%
Net assets, end of period
 (000's)...................     $2,916        $2,348           $   349
Ratio of net investment
 expenses to average net
 assets....................       1.00%(1)      1.00%             1.00%(1)
Ratio of net investment
 income to average net
 assets....................      (0.28)%(1)    (0.02)%            0.00%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       1.75%(1)      2.28%             2.88%(1)
Portfolio turnover rate ...      63.32%        85.28%           100.41%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 63

INDEX PLUS FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
INDEX PLUS SMALL CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                                            SIX MONTH         MARCH 1, 1999
                                           PERIOD ENDED     (DATE OF INITIAL
                                          APRIL 30, 2000    PUBLIC OFFERING)
                CLASS B                    (UNAUDITED)     TO OCTOBER 31, 1999
----------------------------------------  --------------   -------------------
Net asset value, beginning of period ...       $ 9.88             $ 8.91
                                               ------             ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .................        (0.02)             (0.05)+
 Net realized and change in unrealized
  gain or loss on investments ..........         1.03               1.02
                                               ------             ------
   Total income from investment
    operations..........................         1.01               0.97
                                               ------             ------
Net asset value, end of period .........       $10.89             $ 9.88
                                               ======             ======

Total return ...........................        10.22%             10.89%
Net assets, end of period (000's) ......       $  267             $  193
Ratio of net investment expenses to
 average net assets ....................         1.75%(1)           1.75%(1)
Ratio of net investment income to
 average net assets ....................        (1.03)%(1)         (0.77)%(1)
Ratio of expenses before reimbursement
 and waiver to average net assets ......         2.50%(1)           3.03%(1)
Portfolio turnover rate ................        63.32%             85.28%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

64 See Notes to Financial Statements.

INDEX PLUS SMALL CAP
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               PERIOD FROM
                               SIX MONTH                      JUNE 30, 1998
                              PERIOD ENDED   YEAR ENDED     (DATE OF INITIAL
                             APRIL 30, 2000  OCTOBER 31,    PUBLIC OFFERING)
          CLASS C             (UNAUDITED)       1999       TO OCTOBER 31, 1998
---------------------------  --------------  -----------   -------------------

Net asset value, beginning
 of period ................     $ 9.87        $ 8.84            $ 10.62
                                ------        ------            -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income ....      (0.02)        (0.05)+            (0.02)+
 Net realized and change in
  unrealized gain or loss on
  investments..............       1.04          1.08              (1.76)
                                ------        ------            -------
   Total income from
    investment operations .       1.02          1.03              (1.78)
                                ------        ------            -------
Net asset value, end of
 period....................     $10.89        $ 9.87            $  8.84
                                ======        ======            =======

Total return ..............      10.33%        11.66%            (16.76)%
Net assets, end of period
 (000's)...................     $  580        $  589            $   155
Ratio of net investment
 expenses to average net
 assets....................       1.50%(1)      1.50%              1.50%(1)
Ratio of net investment
 income to average net
 assets....................      (0.78)%(1)    (0.52)%            (0.50)%(1)
Ratio of expenses before
 reimbursement and waiver
 to average net assets ....       2.25%(1)      2.78%              3.38%(1)
Portfolio turnover rate ...      63.32%        85.28%            100.41%

(1) Annualized.

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                           See Notes to Financial Statements. 65